UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05796
FFTW Funds, Inc.
(Exact name of registrant as specified in charter)
200 Park Avenue, 46th Floor, New York, NY		10166
(Address of principal executive offices)		(Zip code)
Stephen P. Casper President and Principal Executive Officer 200 Park Avenue, 46th Floor, New York, NY 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-681-3000

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1. Schedule of Investments. – insert schedule of investments.

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value (++)

Asset-Backed Securities (ABS) — 83.1%

Auto Loans — 14.9%
Capital Auto Receivables Asset Trust, Ser. 2002-3, Class A3	3.580%	10/16/2006	$3,187,598	$3,190,914
Capital Auto Receivables Asset Trust, Ser. 2002-3, Class CTFS, 144A (†)	3.440%	02/17/2009	297,221	295,879
Capital Auto Receivables Asset Trust, Ser. 2002-5, Class A3B	2.300%	04/17/2006	1,508,128	1,507,552
Daimler Chrysler Auto Trust, Ser. 2003-B, Class A2	1.610%	07/10/2006	918,542	917,220
Ford Credit Auto Owner Trust, Ser. 2002-D, Class A4B (FRN)	2.930%	11/15/2006	2,971,692	2,973,259
Honda Auto Receivables Owner Trust, Ser. 2002-1, Class A4	4.220%	04/16/2007	1,872,487	1,873,166
Honda Auto Receivables Owner Trust, Ser. 2002-4, Class A3	2.190%	09/15/2006	1,850,091	1,847,665
Toyota Auto Receivables Owner Trust, Ser. 2002-C, Class A3	2.650%	11/15/2006	773,488	772,629
Volkswagon Auto Loan Enhanced Trust, Ser. 2003-2, Class A2	1.550%	06/20/2006	1,535,326	1,532,363
Volkswagon Credit Auto Master Trust, Ser. 2000-1, Class A (FRN)	3.005%	08/20/2007	3,000,000	3,001,880
				17,912,527

Credit Cards — 25.4%
Bank One Issuance Trust, Ser. 2002-A2, Class A2	4.160%	01/15/2008	3,000,000	3,003,974
Capital One Master Trust, Ser. 2000-2, Class A	7.200%	08/15/2008	2,700,000	2,722,176
Capital One Master Trust, Ser. 2000-2, Class B	7.350%	08/15/2008	2,150,000	2,166,947
Chase Credit Card Master Trust, Ser. 2000-3, Class A (FRN)	2.940%	01/15/2008	3,000,000	3,001,879
Chase Credit Card Master Trust, Ser. 2002-8, Class A (FRN)	2.870%	03/17/2008	2,635,000	2,636,103
Discover Card Master Trust I, Ser. 2001-2, Class A (FRN)	2.970%	07/15/2008	2,285,000	2,287,327
Fleet Credit Card Master Trust II, Ser. 2000-C, Class A	7.020%	02/15/2008	3,000,000	3,042,231
Fleet Credit Card Master Trust II, Ser. 2003-A, Class B (FRN)	3.160%	07/15/2008	2,500,000	2,503,544
MBNA Credit Card Master Note Trust, Ser. 2002-A6, Class A6	3.900%	11/15/2007	3,594,000	3,599,698
MBNA Master Credit Card Trust, Ser. 1995-C, Class A	6.450%	02/15/2008	2,500,000	2,517,006
MBNA Master Credit Card Trust, Ser. 2000-I, Class A	6.900%	01/15/2008	3,100,000	3,141,116
				30,622,001

Home Equity Loans (HEL) — 35.9%

HEL - Fixed Rate — 1.5%
Countrywide Asset-Backed Certificates, Ser. 2002-6, Class AF4	4.616%	04/25/2031	1,585,989	1,585,072
Residential Asset Securities Corp., Ser. 1999-KS2, Class AI7	7.390%	06/25/2028	253,943	254,097
				1,839,169

HEL - Floating Rate — 34.4%
Ameriquest Mortgage Securities Inc., Ser. 2005-R1, Class M1 (FRN)	3.300%	03/25/2035	2,000,000	1,999,978
Centex Home Equity, Ser. 2004-A, Class M2 (FRN)	3.900%	01/25/2034	2,000,000	2,013,808
Centex Home Equity, Ser. 2005-B, Class M2 (FRN)	3.280%	03/25/2035	2,000,000	2,000,000
Chase Funding Loan Acquisition Trust, Ser. 2001-AD1, Class 2M2 (FRN)	4.150%	11/25/2030	1,035,286	1,039,628
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2M1 (FRN)	3.500%	09/25/2032	2,000,000	2,007,122

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value (++)

Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-5, Class 2M1 (FRN)	3.450%	05/25/2033	$1,500,000	$1,507,140
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10 (FRN)	3.290%	01/15/2028	1,085,612	1,087,713
Countrywide Asset-Backed Certificates, Ser. 1998-2, Class MV2 (FRN)	3.660%	08/25/2028	742,956	743,367
Countrywide Asset-Backed Certificates, Ser. 1999-2, Class MV2 (FRN)	3.750%	05/25/2029	687,250	687,678
Countrywide Asset-Backed Certificates, Ser. 2001-2, Class M1 (FRN)	3.500%	10/25/2031	859,786	860,277
FHLMC, Ser. T-19, Class A (FRN)	3.190%	02/25/2029	393,057	393,101
Household Home Equity Loan Trust, Ser. 2003-2, Class A (FRN)	3.180%	09/20/2033	2,398,481	2,404,154
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1 (FRN)	3.530%	08/25/2033	1,500,000	1,505,625
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class A3 (FRN)	3.150%	02/25/2034	1,729,407	1,731,381
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC2, Class M1 (FRN)	3.750%	02/25/2033	2,000,000	2,012,813
Option One Mortgage Loan Trust, Ser. 2002-1, Class M2 (FRN)	4.150%	02/25/2032	1,823,753	1,828,539
Option One Mortgage Loan Trust, Ser. 2003-3, Class M1 (FRN)	3.500%	06/25/2033	2,000,000	2,006,370
RAAC, Ser. 2005-RP1, Class A (FRN)	3.190%	07/25/2037	2,817,632	2,817,629
Residential Asset Mortgage Products, Inc., Ser. 2003-RS11, Class MII1 (FRN)	3.580%	12/25/2033	2,000,000	2,017,179
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4, Class A2B1 (FRN)	3.110%	04/25/2034	1,356,608	1,358,393
Residential Asset Securities Corp., Ser. 2003-KS11, Class MII2 (FRN)	4.050%	01/25/2034	2,000,000	2,031,121
Saxon Asset Securities Trust, Ser. 2004-1, Class M1 (FRN)	3.380%	03/25/2035	1,250,000	1,248,229
Securitized Asset-Backed Receivables, Ser. 2004-NC1, Class M1 (FRN)	3.370%	02/25/2034	2,000,000	2,002,929
Securitized Asset-Backed Receivables, Ser. 2004-OP1, Class M2 (FRN)	3.950%	02/25/2034	2,000,000	2,025,902
Structured Asset Investment Loan Trust, Ser 2004-2, Class M2 (FRN)	4.000%	03/25/2034	2,000,000	2,017,813
				41,347,889
				43,187,058

Other ABS — 3.5%
CIT Marine Trust, Ser. 1999-A, Class A3	5.850%	05/15/2013	447,551	448,168
CNH Equipment Trust, Ser. 2002-A, Class A4 (FRN)	3.110%	08/15/2008	1,385,373	1,387,065
Illinois Power Special Purpose Trust, Ser. 1998-1, Class A5	5.380%	06/25/2007	381,429	383,411
Main Street Warehouse Funding Trust, Ser. 2004-MS3A (FRN) (†)	3.000%	01/25/2007	2,000,000	2,000,156
				4,218,800

Student Loans — 3.4%
SLM Student Loan Trust, Ser. 2002-4, Class A3 (FRN)	3.090%	09/15/2011	2,044,933	2,048,885
SLM Student Loan Trust, Ser. 2002-7, Class A2 (FRN)	3.050%	06/17/2013	2,115,297	2,115,507
				4,164,392
Total (Cost - $100,311,392)				100,104,778

Mortgage-Backed Securities — 15.9%

Collateralized Mortgage Obligations (CMO) — 15.9%

CMO Floater — 2.7%
First Horizon Mortgage Pass-Through Trust, Ser. 2005-2, Class 3A1 (FRN)	3.200%	10/25/2032	2,000,000	2,003,125
Structured Asset Securities Corp., Ser. 2002-NP1, Class A1, 144A (FRN) (†) (+)	3.500%	08/25/2032	1,297,870	1,297,870
				3,300,995

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value (++)

Non-Accelerated Senior — 0.9%
Residential Funding Securities Corp., Ser. 2002-RM1, Class M3-2 (FRN)	5.675%	11/25/2032	$1,086,667	$1,086,667

Non-U.S. Residential Mortgage-Backed Security — 2.8%
Permanent Financing plc, Ser. 1, Class 2A (United Kingdom)	4.200%	06/10/2007	3,310,000	3,310,000

Other CMO — 5.2%
Morgan Stanley Mortgage Loan Trust, Ser. 2004-8AR, Class 1A (FRN)	2.936%	10/25/2034	2,384,007	2,393,692
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20, Class 1A1	5.088%	01/25/2035	1,931,475	1,966,412
Washington Mutual, Ser. 2004-AR10, Class A1C (FRN)	3.380%	07/25/2044	1,898,784	1,900,219
				6,260,323

Planned Amortization Class — 4.3%
FHLMC, Ser. 2498, Class DW	4.800%	02/15/2029	1,051,539	1,052,089
FNMA, Ser. 2001-75, Class PE	5.500%	07/25/2014	2,144,343	2,152,604
Prudential Home Mortgage Securities, Ser. 1993-60, Class A4	6.750%	12/25/2023	1,978,000	1,973,560
				5,178,253
Total (Cost - $19,198,325)				19,136,238

U.S. Treasury Obligation — 0.1%
U.S. Treasury Bill (‡) (@)	2.539%	07/07/2005	100,000	99,265
Total (Cost - $99,310)				99,265

Total Investments — 99.1% (Cost - $119,609,027)				119,340,281
Other Assets, Net of Liabilities — 0.9%				1,036,501
Net Assets — 100.0%				$120,376,782

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$160,585	$429,331	$(268,746)	$119,609,027

Summary of Abbreviations

FHLMC  Freddie Mac

FNMA  Fannie Mae

FRN  Floating Rate Note

(†)               Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities were valued at $3,593,905 or 3.0% of net assets.  Of these securities, the Board of Directors has deemed securities valued at $2,296,035, or 1.9% of net assets, to be liquid.

(+)              Illiquid security, which represents 1.1% of net assets.

(++)       See Note 2 to the Financial Statements.

(‡)               Interest rate shown represents yield to maturity at date of purchase.

(@)         Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

U.S. Short-Term Portfolio

Asset Class Summary

(shown as percentage of net assets)

March 31, 2005

Classification	% of Net Assets
Asset-Backed Securities	83.1%
Mortgage-Backed Securities	15.9
U.S. Treasury Obligation	0.1
Futures	0.0 (*)
Other Assets, Net of Liabilities	0.9
100.0%

(*) Rounds to less than 0.1%.

See Notes to Financial Statements.

FFTW Funds, Inc.

Limited Duration Portfolio - Schedule of Investments

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value (+)

Asset-Backed Securities (ABS) — 61.6%

Auto Loans — 12.8%
Americredit Automobile Receivables Trust, Ser. 2002-D, Class A4	3.400%	04/13/2009	$2,000,000	$1,990,690
Capital Auto Receivable Asset Trust, Ser. 2003-1, Clas A3A	2.750%	04/16/2007	2,250,000	2,235,681
Chase Manhattan Auto Owner Trust, Ser. 2002-A, Class A4	4.240%	09/15/2008	1,385,541	1,391,511
Daimler Chrysler Auto Trust, Ser. 2003-A, Class A4	2.880%	10/08/2009	2,355,000	2,321,969
Honda Auto Receivables Owner Trust, Ser. 2003-1, Class A4	2.480%	07/18/2008	2,000,000	1,974,095
				9,913,946

Credit Cards — 25.9%
Bank One Issuance Trust, Ser. 2002-A4, Class A4	2.940%	06/16/2008	2,000,000	1,993,813
Capital One Master Trust, Ser. 2000-2, Class B	7.350%	08/15/2008	2,000,000	2,015,765
Capital One Master Trust, Ser. 2001-5, Class A	5.300%	06/15/2009	2,000,000	2,033,851
Circuit City Credit Card Master Trust, Ser. 2002-1, Class C (FRN) (†)	4.510%	04/15/2010	2,000,000	2,000,000
Citibank Credit Card Issuance Trust, Ser. 2001-A6, Class A6	5.650%	06/16/2008	2,000,000	2,039,853
Discover Card Master Trust I, Ser. 2000-9, Class A	6.350%	07/15/2008	2,000,000	2,041,427
Discover Card Master Trust I, Ser. 2003-1, Class B2	3.450%	04/16/2009	2,000,000	1,977,139
Fleet Credit Card Master Trust II, Ser. 2000-C, Class A	7.020%	02/15/2008	2,000,000	2,028,154
Fleet Credit Card Master Trust II, Ser. 2003-A, Class A	2.400%	07/15/2008	2,000,000	1,980,046
MBNA Credit Card Master Note Trust, Ser. 2001-A1, Class A1	5.750%	10/15/2008	2,000,000	2,041,325
				20,151,373

Home Equity Loans (HEL) — 21.7%

HEL - Fixed Rate — 3.9%
FNMA, Ser. 2002-W2, Class AF5	6.000%	06/25/2032	2,600,743	2,626,454
Residential Asset Securities Corp., Ser. 2002-KS8, Class A3	3.690%	03/25/2027	402,503	401,650
				3,028,104

HEL - Floating Rate — 17.8%
Ace Securities Corp., Ser. 2001-HE1, Class A (FRN)	3.220%	11/20/2031	762,984	764,663
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10 (FRN)	3.290%	01/15/2028	1,085,612	1,087,713
GSR Mortgage Loan Trust, Ser. 2004-4, Class B1 (FRN)	6.586%	04/25/2032	1,708,135	1,737,501
Household Mortgage Loan Trust, Ser. 2004-HC1, Class M (FRN)	3.350%	01/20/2034	1,428,277	1,431,104
Residential Asset Securities Corp., Ser. 2003-KS1, Class M1 (FRN)	3.650%	01/25/2033	2,500,000	2,510,883
Residential Asset Securities Corp., Ser. 2003-KS10, Class MII1 (FRN)	3.440%	12/25/2033	2,500,000	2,512,589
Securitized Asset-Backed Receivables, Ser. 2004-OP1, Class M2 (FRN)	3.950%	02/25/2034	2,000,000	2,025,902
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B (FRN)	3.270%	05/25/2034	1,719,852	1,726,439
				13,796,794
				16,824,898

Other ABS — 1.2%
Oncor Electric Delivery Transition Bond Company, Ser. 2003-1, Class A1	2.260%	02/17/2009	954,420	938,780
Total (Cost - $48,507,563)				47,828,997

FFTW Funds, Inc.

Limited Duration Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon			Face
	Rate	Maturity		Amount	Value (+)

Mortgage-Backed Securities — 29.6%

Collateralized Mortgage Obligations (CMO) — 24.4%

Non-Accelerated Senior — 2.5%
Bank of America Mortgage Securities, Ser. 2004-L, Class 1A1	4.232%	01/25/2035	$1,910,631		$1,898,683

Other CMO — 6.0%
Bank of America Mortgage Securities, Ser. 2003-E, Class 2A2	4.350%	06/25/2033		728,208	715,447
Bank of America Mortgage Securities, Ser. 2005-2, Class 1A6	5.500%	03/25/2035		1,983,360	2,009,513
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20, Class 1A1	5.088%	01/25/2035		1,931,475	1,966,412
					4,691,372

Planned Amortization Class — 15.9%
Citicorp Mortgage Securities, Inc., Ser. 2004-5, Class 1A29	4.750%	08/25/2034		1,925,743	1,921,058
FHLMC, Ser. 1669, Class G	6.500%	02/15/2023		526,667	528,909
FHLMC, Ser. 2498, Class DW	4.800%	02/15/2029		1,051,539	1,052,089
FHLMC, Ser. 2844, Class PR	5.000%	09/15/2017		5,000,000	5,071,593
FNMA, Ser. 2002-63, Class BK	5.500%	04/25/2031		2,000,000	2,025,603
Wells Fargo Mortgage-Backed Securities, Ser. 2004-K, Class 2A3 (FRN)	4.738%	07/25/2034		1,796,472	1,761,666
					12,360,918
					18,950,973

Mortgage Derivatives — 1.4%
FHLMC, Ser. 2899, Class IY	5.000%	10/15/2025		9,798,840	1,126,842

Mortgage Pass-Through Securities — 3.8%
FNMA TBA	5.000%	04/01/2034		3,000,000	2,932,500
Total (Cost - $23,365,780)					23,010,315

Sovereign Obligations — 12.0%

Germany — 6.9%
Bundesobligation	4.000%	02/16/2007	EUR	4,000,000	5,339,887

United States — 5.1%
U.S. Treasury Note	3.000%	12/31/2006		4,000,000	3,949,220
Total (Cost - $9,335,472)					9,289,107

Short-Term Security — 0.3%
U.S. Treasury Bill (‡)	2.539%	07/07/2005		200,000	198,530
Total (Cost - $198,620)					198,530

Total Investments — 103.5% (Cost - $81,407,435)					80,326,949
Liabilities, Net of Other Assets — (3.5%)					(2,692,208)
Net Assets — 100.0%					$77,634,741

FFTW Funds, Inc.

Limited Duration Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$48,972	$1,129,458	$(1,080,486)	$81,407,435

Summary of Abbreviations

EUR  European Monetary Unit (Euro)

FHLMC  Freddie Mac

FNMA  Fannie Mae

TBA  To Be Announced — Security is subject to delayed delivery.

(†)          Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005 this security was valued at $2,000,000 or 2.6% of net assets.  The Board of Directors has deemed this security to be liquid.

(+)         See Note 2 to the Financial Statements.

(‡)          Interest rate shown represents yield to maturity at date of purchase.

Limited Duration Portfolio

Asset Class Summary

(shown as percentage of net assets)

March 31, 2005

Classification	% of Net Assets
Asset-Backed Securities	61.6%
Mortgage-Backed Securities	29.6
Soverign Obligations	12.0
Short-Term Security	0.3
Forward Foreign Exchange Contracts	0.0 (*)
Futures	(0.1)
Liabilities, Net of Other Assets	(3.4)
100.0%

(*) Rounds to less than 0.1%.

See Notes to Financial Statements.

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value (++)

Asset-Backed Security - Floating Rate Home Equity Loan — 0.5%
Centex Home Equity Loan, Ser. 2003-C, Class AV (FRN)	3.150%	09/25/2033	$539,963	$540,609
Total (Cost - $539,963)

Mortgage-Backed Securities — 168.8%

Collateralized Mortgage Obligations (CMO) — 35.8%

CMO Floater — 25.2%

CMO Floater - FHLMC — 5.0%
FHLMC, Ser. 2289, Class FD (FRN)	3.080%	05/17/2022	476,874	477,650
FHLMC, Ser. 2410, Class FY (FRN)	3.310%	02/15/2032	765,455	772,247
FHLMC, Ser. 2423, Class TF (FRN)	3.310%	07/15/2031	295,939	296,257
FHLMC, Ser. 2557, Class WF (FRN)	3.210%	01/15/2033	632,659	636,313
FHLMC, Ser. 2603, Class F (FRN)	3.110%	04/15/2033	354,232	355,137
FHLMC, Ser. 2907, Class FG (FRN)	3.360%	12/15/2034	1,859,333	1,874,009
FHLMC, Ser. 2918, Class LF (FRN)	3.710%	08/15/2033	1,189,333	1,204,945
				5,616,558

CMO Floater - FNMA — 10.8%
FNMA, Ser. 1994-61, Class FG (FRN)	4.375%	04/25/2024	1,641,154	1,691,415
FNMA, Ser. 1997-68, Class FC (FRN)	3.344%	05/18/2027	591,025	595,868
FNMA, Ser. 2001-46, Class F (FRN)	3.234%	09/18/2031	1,483,773	1,492,358
FNMA, Ser. 2001-61, Class FM (FRN)	3.084%	10/18/2016	770,554	773,595
FNMA, Ser. 2002-62, Class FP (FRN)	4.050%	11/25/2032	1,250,000	1,267,639
FNMA, Ser. 2002-8, Class FA (FRN)	3.584%	03/18/2032	986,340	999,347
FNMA, Ser. 2003-133, Class F (FRN)	3.850%	05/25/2031	825,350	824,546
FNMA, Ser. 2003-16, Class NF (FRN)	3.300%	03/25/2018	3,089,434	3,111,928
FNMA, Ser. G1997-4, Class FA (FRN)	3.644%	06/17/2027	1,397,613	1,416,004
				12,172,700

CMO Floater - Other — 9.4%
Bank of America Mortgage Securities, Ser. 2003-10, Class 1A6 (FRN)	3.300%	01/25/2034	1,241,133	1,245,642
Countrywide Alernative Loan Trust, Ser. 2004-18CB, Class 2A5 (FRN)	3.300%	09/25/2034	2,210,395	2,214,038
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)	3.350%	04/25/2018	3,169,007	3,175,346
First Horizon Mortgage Pass-Through Trust, Ser. 2004-FL1, Class 3A1 (FRN)	3.320%	12/29/2049	927,750	927,750
Master Asset Securitization Trust, Ser.2004-6, Class 2A2 (FRN)	3.250%	06/26/2034	1,702,081	1,691,542
Residential Accredit Loans, Inc., Ser. 2003-QS5, Class A1 (FRN)	3.300%	03/25/2018	821,012	824,623
Structured Asset Securities Corp., Ser. 2002-NP1, Class A1, 144A (FRN) (†) (+)	3.500%	08/25/2032	432,623	432,623
				10,511,564
				28,300,822

Index Allocation Class — 0.8%
FHLMC, Ser. 42, Class C	9.000%	06/15/2020	893,967	955,997

Inverse Floating Rate — 3.1%
FHLMC, Ser. 2696, Class SM (FRN)	8.580%	12/15/2026	1,134,468	1,079,124
FHLMC, Ser. 2780, Class SV (FRN)	10.318%	11/15/2033	977,968	985,230
FNMA, Ser. 2003-117, Class DS (FRN)	13.800%	12/25/2033	273,699	266,622
FNMA, Ser. 2003-122, Class SM (FRN)	13.650%	07/25/2030	36,917	38,391

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value (++)

FNMA, Ser. 2003-128, Class MS (FRN)	13.650%	01/25/2034	$824,747	$780,195
FNMA, Ser. 2003-77, Class DS (FRN)	7.275%	08/25/2033	500,000	357,561
				3,507,123

Planned Amortization Class — 4.2%
FHLMC, Ser. 2386, Class PG	6.000%	09/15/2030	2,130,920	2,171,499
FHLMC, Ser. 2389, Class EH	6.000%	05/15/2030	1,716,933	1,743,062
GNMA, Ser. 1999-13, Class PC	6.000%	03/20/2028	763,765	771,786
				4,686,347

Z Bond — 2.5%
FHLMC, Ser. 2196, Class BZ	7.500%	11/15/2029	659,484	688,410
FNMA, Ser. 1992-29, Class Z	8.000%	02/25/2022	116,402	120,227
FNMA, Ser. 1997-43, Class ZD	7.500%	06/17/2027	1,908,001	1,989,869
				2,798,506
				40,248,795

Commercial Mortgage Backed Securities (CMBS) — 9.4%
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A5	5.113%	07/15/2036	1,000,000	1,000,426
First Union-Lehman Brothers Commercial Mortgage, Ser. 1997-C2, Class A3	6.650%	11/18/2029	2,329,884	2,438,555
Greenwich Capital Commercial Funding Corp, Ser. 2005-GG3, Class A4	4.799%	08/10/2042	1,000,000	979,372
GS Mortgage Securities Corp. II, Ser. 2004-GG2, Class A6 (FRN)	5.396%	08/01/2038	2,000,000	2,044,646
Wachovia Bank Commercial Mortgage Trust, Ser. 2002-C1, Class A2	5.681%	04/15/2034	4,000,000	4,123,583
				10,586,582

Mortgage Derivatives — 10.3%

Interest Only (IO) — 8.7%

IO - CMBS — 1.5%
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class S (FRN) (#) (‡)	7.644%	06/10/2031	1,693,888	705,756
First Union - Lehman Brothers - Bank of America, Ser. 1998-C2, Class IO (#) (‡)	8.503-10.030%	11/18/2035	1,181,770	614,683
Morgan Stanley Capital I, Ser. 1998-HF1, Class X (#) (‡)	10.249%	03/15/2030	919,440	400,650
				1,721,089

IO - PAC — 2.1%
FHLMC, Ser. 2692, Class QI (#) (‡)	11.065%	05/15/2016	277,769	262,178
FHLMC, Ser. 2727, Class IO (#) (‡)	6.913%	06/15/2029	179,278	150,102
FHLMC, Ser. 2733, Class MI (#) (‡)	7.036%	06/15/2028	447,605	352,768
FHLMC, Ser. 2780, Class IB (#) (‡)	8.136%	12/15/2024	413,441	336,884
FNMA, Ser. 2003-59, Class IL (#) (‡)	8.526%	12/25/2031	383,608	331,773
FNMA, Ser. 2003-81, Class IX (#) (‡)	6.396%	03/25/2024	284,375	220,903
FNMA, Ser. 2003-92, Class IH (#) (‡)	8.916%	06/25/2023	649,375	438,913
FNMA, Ser. 2004-8, Class PI (#) (‡)	5.990%	08/25/2027	303,278	252,409
				2,345,930

IO - Strip — 2.2%
FHLMC Strip, Ser. 227, Clas IO (#) (‡)	6.177%	11/01/2034	510,015	511,883
FNMA Strip, Ser. 337, Class 2 (#) (‡)	7.305%	06/01/2033	195,774	185,190
FNMA Strip, Ser. 343, Class 1 (#) (‡)	11.5625%	09/01/2033	894,094	834,668
FNMA Strip, Ser. 356, Class 1, IO	4.500%	03/01/2035	930,767	930,767
				2,462,508

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value (++)

IO - Veterans Administration (Vendee) — 0.9%
Vendee Mortgage Trust, Ser. 1992-2, Class IO (FRN) (#) (‡)	1.499-15.658%	09/15/2022	$376,396	$170,163
Vendee Mortgage Trust, Ser. 1994-2, Class 3IO (FRN) (#) (‡)	0.000-17.357%	06/15/2024	103,898	65,869
Vendee Mortgage Trust, Ser. 1994-3A, Class 1IO (FRN) (#) (‡)	6.174-15.862%	09/15/2024	315,217	169,328
Vendee Mortgage Trust, Ser. 1994-3B, Class 2IO (FRN) (#) (‡)	1.302-12.519%	09/15/2024	113,205	65,221
Vendee Mortgage Trust, Ser. 1996-1, Class 1IO (FRN) (#) (‡)	5.752-15.424%	02/15/2026	746,799	414,425
Vendee Mortgage Trust, Ser. 1996-2, Class 1IO (FRN) (#) (‡)	6.163-8.317%	06/15/2026	109,039	57,667
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN) (#) (‡)	10.552%	02/15/2027	39,194	41,552
Vendee Mortgage Trust, Ser. 1998-2, Class 1IO (FRN) (#) (‡)	9.026%	06/15/2028	39,839	26,559
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN) (#) (‡)	5.022%	02/15/2031	53,312	43,690
				1,054,474

Inverse IO — 1.8%
FHLMC, Ser. 2564, Class US (FRN) (#) (‡)	41.597%	02/15/2033	75,966	47,364
FHLMC, Ser. 2594, Class DS (FRN) (#) (‡)	37.321%	12/15/2027	278,570	186,986
FHLMC, Ser. 2594, Class SE (FRN) (#) (‡)	22.492%	10/15/2030	460,454	248,159
FHLMC, Ser. 2691, Class LS (FRN) (#) (‡)	7.107%	01/15/2029	239,421	142,266
FHLMC, Ser. 2718, Class LS (FRN) (#) (‡)	48.512%	11/15/2029	299,454	160,215
FHLMC, Ser. 2764, Class SB (FRN) (#) (‡)	38.505%	03/15/2031	196,413	129,655
FNMA, Ser. 2003-34, Class WS (FRN) (#) (‡)	4.150%	10/25/2029	447,965	335,338
FNMA, Ser. 2003-73, Class GS (FRN) (#) (‡)	3.750%	05/25/2031	524,187	323,342
FNMA, Ser. 2004-92, Class SQ (FRN) (#) (‡)	3.800%	05/25/2034	271,493	173,877
FNMA, Ser. 2005-7, Class SC (FRN)	3.850%	02/25/2035	285,235	243,736
				1,990,938

Other IO Security — 0.2%
FHLMC, Ser. 2691, Class EO (#) (‡)	8.441%	10/15/2033	257,735	229,490
				9,804,429

Principal Only (PO) — 1.6%

PO - Strip — 1.3%
FNMA Strip, Ser. 333, Class 1 (#) (‡)	3.835%-13.352%	03/01/2033	1,473,039	1,419,749

Other PO Securities — 0.3%
FHLMC, Ser. 2736, Class BO (#) (‡)	6.1273%	01/15/2034	291,513	247,414
FNMA, Ser. 2004-8, Class AO (#) (‡)	22.674%	09/25/2033	169,533	141,394
				388,808
				1,808,557
				11,612,986

Mortgage Pass-Through Securities (MPTS) — 113.3%

MPTS - FHLMC — 17.2%

FHLMC - Pools — 11.8%
FHLMC Gold Pool #A12446	6.500%	08/01/2033	248,259	257,661
FHLMC Gold Pool #A13465	6.500%	09/01/2033	125,947	130,717
FHLMC Gold Pool #A14279	6.000%	10/01/2033	1,906,553	1,951,909
FHLMC Gold Pool #A14986	6.500%	11/01/2033	176,490	183,174
FHLMC Gold Pool #A27959	5.500%	11/01/2034	3,967,232	3,980,180
FHLMC Gold Pool #A28712	6.000%	09/01/2034	243,856	249,659
FHLMC Gold Pool #A30227	6.000%	12/01/2034	2,373,659	2,430,149
FHLMC Gold Pool #A31427	6.000%	02/01/2035	1,023,516	1,047,874
FHLMC Gold Pool #C66588	7.000%	04/01/2032	1,977,642	2,083,514
FHLMC Gold Pool #C79112	6.000%	05/01/2033	763,104	782,030
FHLMC Gold Pool #D85424	6.500%	01/01/2028	128,666	134,004
				13,230,871

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value (++)

FHLMC - TBA — 5.4%
FHLMC Gold TBA	4.500%	04/01/2020	$3,000,000	$2,936,250
FHLMC Gold TBA	6.500%	04/01/2030	3,000,000	3,112,500
				6,048,750
				19,279,621

MPTS - FNMA — 84.8%

FNMA - Pools — 21.4%
FNMA Pool #252439	6.500%	05/01/2029	274,209	285,501
FNMA Pool #323979	6.500%	04/01/2029	122,402	127,516
FNMA Pool #340777	6.500%	03/01/2011	1,156	1,208
FNMA Pool #403646	6.500%	12/01/2027	137,168	142,975
FNMA Pool #407591	6.500%	12/01/2027	262,750	273,874
FNMA Pool #637022	7.500%	03/01/2032	639,936	684,004
FNMA Pool #646091	7.000%	06/01/2032	1,102,334	1,162,668
FNMA Pool #646602	6.500%	07/01/2032	2,049,236	2,130,579
FNMA Pool #694310	6.000%	03/01/2033	268,061	276,146
FNMA Pool #694973	5.500%	04/01/2033	1,177,835	1,181,735
FNMA Pool #696859	5.500%	04/01/2033	1,199,567	1,203,539
FNMA Pool #711719	5.500%	06/01/2033	823,592	826,319
FNMA Pool #711736	5.500%	06/01/2033	1,693,184	1,698,791
FNMA Pool #725249	5.000%	03/01/2034	1,133,243	1,111,145
FNMA Pool #730699	6.000%	08/01/2033	4,424,792	4,523,983
FNMA Pool #737263	6.000%	09/01/2033	333,110	340,577
FNMA Pool #740238	6.000%	09/01/2033	902,316	922,543
FNMA Pool #741853	5.500%	09/01/2033	3,268,723	3,279,547
FNMA Pool #753235	6.500%	11/01/2033	228,271	236,997
FNMA Pool #775294	5.500%	05/01/2034	3,730,448	3,738,414
				24,148,061

FNMA - TBA — 63.4%
FNMA TBA	4.500%	04/01/2018	8,000,000	7,820,000
FNMA TBA	6.500%	04/14/2029	1,000,000	1,037,500
FNMA TBA	6.000%	04/01/2032	12,000,000	12,262,500
FNMA TBA	5.500%	04/01/2033	22,000,000	22,027,500
FNMA TBA	5.000%	04/01/2034	23,000,000	22,482,500
FNMA TBA	4.500%	01/01/2035	6,000,000	5,692,500
				71,322,500
				95,470,561

MPTS - GNMA — 11.1%

GNMA - Pools — 6.5%
GNMA Pool #448338	7.500%	04/15/2031	373,933	401,024
GNMA Pool #475892	6.500%	07/15/2028	423,770	443,624
GNMA Pool #485773	7.000%	09/15/2031	494,236	522,569
GNMA Pool #533634	7.500%	04/15/2031	380,712	408,293
GNMA Pool #541332	7.000%	04/15/2031	377,360	398,992
GNMA Pool #541343	7.000%	04/15/2031	237,322	250,927
GNMA Pool #541344	7.500%	03/15/2031	129,273	138,638
GNMA Pool #544533	7.000%	05/15/2031	568,765	601,370
GNMA Pool #550976	7.000%	10/15/2031	892,136	943,279
GNMA Pool #552713	7.000%	08/15/2032	333,014	352,086
GNMA Pool #566574	7.000%	09/15/2031	1,607,403	1,699,550
GNMA Pool #566575	7.500%	09/15/2031	157,465	168,873
GNMA Pool #566613	7.000%	10/15/2031	914,977	967,429
				7,296,654

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value (++)

GNMA - TBA — 4.6%
GNMA TBA	6.500%	04/01/2032	$5,000,000	$5,218,750
				12,515,404

MPTS - Non-Agency — 0.2%
Citicorp Mortgage Securities, Inc., Ser. 1999-6, Class A (FRN)	6.488%	09/25/2014	239,745	239,838
				127,505,424
Total (Cost - $191,261,163)				189,953,787

U.S. Treasury Obligation — 2.2%
U.S. Treasury Note	4.250%	11/15/2014	2,500,000	2,448,340
Total (Cost - $2,545,008)				2,448,340

	Strike	Expiration	Number of
	Price	Date	Contracts

Options on Futures — 0.0%
U.S. 10 -Year Note Futures, Call, May 2005	109.00	04/22/2005	15,000	11,250
U.S. 10 -Year Note Futures, Call, May 2005	110.00	04/22/2005	15,000	4,219
Total (Cost - $20,496)				15,469

	Coupon		Face
	Rate	Maturity	Amount

Short-Term Securities — 1.7%
U.S. Treasury Bill (‡)	2.283%	05/05/2005	$1,700,000	1,695,883
U.S. Treasury Bill (‡) (@)	2.539%	07/07/2005	200,000	198,530
Total (Cost - $1,894,808)				1,894,413

Total Investments — 173.2% (Cost - $196,261,438)				194,852,618
Liabilities, Net of Other Assets — (73.2%)				(82,329,889)
Net Assets — 100.0%				$112,522,729

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$4,788,766	$6,197,586	$(1,408,820)	$196,261,438

FFTW Funds, Inc.

Mortgage-Backed Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

Summary of Abbreviations

FHLMC  Freddie Mac

FNMA  Fannie Mae

FRN  Floating Rate Note

GNMA  Ginnie Mae

TBA  To Be Announced — Security is subject to delayed delivery.

Vendee  Veterans Administration

Z Bond  A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes.  The security is currently paying interest.

(†)               Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, this security was valued at $432,623, or 0.4% of net assets.  The Board of Directors has deemed this security to be illiquid.

(+)              Illiquid security, which represent 0.4% of net assets.

(++)       See Note 2 to the Financial Statements.

(#)              Face amount shown represents amortized cost.

(‡)               Interest rate shown represents yield to maturity at date of purchase.

(@)         Security is held in a margin account as collateral for open financial futures contracts.

Mortgage-Backed Portfolio

Asset Class Summary

(shown as percentage of net assets)

March 31, 2005

Classification	% of Net Assets
Mortgage-Backed Securities	168.8%
U.S. Treasury Obligation	2.2
Short-Term Securities	1.7
Asset-Backed Security	0.5
Futures	0.1
Options on Futures	0.0
Swaps	0.0 (*)
Liabilities, Net of Other Assets	(73.2)
100.1%

(*) Rounds to less than 0.1%.

See Notes to Financial Statements.

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value (+)

Asset-Backed Securities (ABS) — 11.5%

Auto Loans — 2.0%
Volkswagon Credit Auto Master Trust, Ser. 2000-1, Class A (FRN)	3.005%	08/20/2007	3,600,000		$3,602,256

Credit Cards — 0.9%
Chester Asset Receivables Dealings plc, Deal 11, Ser. A (United Kingdom)	6.125%	10/15/2010	EUR	900,000	1,335,522
Chester Asset Receivables Dealings plc, Deal 5 (Cayman Islands)	6.625%	03/17/2008	GBP	190,000	373,205
					1,708,727

Home Equity Loans - Floating Rate — 5.7%
Centex Home Equity, Ser. 2004-A, Class AV2 (FRN)	3.130%	01/25/2034	1,072,260		1,073,052
Centex Home Equity, Ser. 2005-A, Class AV2 (FRN)	3.050%	07/25/2034	2,750,000		2,750,000
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class A3 (FRN)	3.150%	02/25/2034	1,168,518		1,169,852
Novastar Home Equity Loan, Ser. 2003-1, Class A1 (FRN)	3.230%	05/25/2033	464,580		466,929
Option One Mortgage Loan Trust, Ser. 2002-1, Class A (FRN)	3.140%	02/25/2032	113,995		114,121
Residential Asset Mortgage Products, Inc., Ser. 2003-RZ5, Class AV (FRN)	3.180%	12/25/2033	1,901,221		1,907,279
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4, Class A2B1 (FRN)	3.110%	04/25/2034	2,034,912		2,037,589
Residential Asset Securities Corp., Ser. 2003-KS7, Class AIIB (FRN)	3.170%	09/25/2033	785,971		788,414
					10,307,236

Loan Obligation — 1.7%
Shinsei Funding SPC, Ser. 2001-2X, Class A, Reg S (FRN) (Japan)	0.406%	10/25/2008	JPY	320,000,000	2,998,355

Other ABS — 1.2%
Life Funding Co., Ser. 2001-1A, Class A1, 144A (FRN) (Cayman Islands) (†)	0.440%	10/14/2008	JPY	43,063,200	402,409
Locat Securitisation Vehicle, Ser. 2004-2, Class A (FRN)	2.350%	12/12/2024	EUR	1,400,000	1,827,516
					2,229,925
Total (Cost - $19,964,615)					20,846,499

Corporate Obligations — 15.8%

Basic Industry - Chemical — 0.1%
Linde Finance BV (Netherlands) (FRN)	6.000%	07/03/2013	EUR	190,000	272,094

Capital Goods — 0.7%

Aerospace/Defense — 0.3%
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	390,000	535,307

Diversified Manufacturing — 0.4%
Hutchison Whampoa International Ltd. (Cayman Islands) (†)	5.450%	11/24/2010	790,000		800,411
					1,335,718

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value (+)

Communications — 1.4%

Telecommunications - Wirelines — 1.4%
France Telecom (France)	8.500%	03/01/2031	560,000		$737,045
Telecom Italia Capital, 144A (Luxembourg) (†)	4.000%	01/15/2010	60,000		57,361
Telecom Italia Finance SA	6.125%	04/20/2006	EUR	139,000	187,558
Telefonos De Mexico, S.A. 144A (†)	4.750%	01/27/2010	1,500,000		1,457,823
					2,439,787

Consumer Cyclical — 0.8%

Automotive — 0.6%
Ford Motor Co.	6.375%	02/01/2029	305,000		250,900
General Motors Acceptance Corp. (MTN)	5.250%	05/16/2005	440,000		440,813
General Motors Acceptance Corp. (MTN)	4.375%	12/10/2007	410,000		377,094
					1,068,807

Lodging — 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)	6.500%	07/17/2009	EUR	220,000	319,849
					1,388,656

Energy — 0.1%
Petronas Capital Ltd., Reg S (Malaysia)	6.375%	05/22/2009	EUR	100,000	145,007

Finance — 12.0%

Banking — 7.3%
Allied Irish Banks Ltd. (FRN) (Ireland) (*)	7.500%	02/28/2011	EUR	140,000	217,375
Barclays Bank plc (United Kingdom)	5.750%	03/08/2011	EUR	620,000	902,117
Credit Suisse Group Capital Guernsey V Ltd. (FRN) (Channel Islands) (*)	6.905%	11/07/2011	EUR	410,000	623,719
Credit Suisse Group Finance	6.375%	06/07/2013	EUR	470,000	720,779
Danske Bank A/S (EMTN) (FRN)	5.125%	11/12/2012	EUR	170,000	238,019
HBOS plc (EMTN) (United Kingdom)	5.500%	07/27/2009	EUR	110,000	155,768
HSBC Bank USA (FRN)	3.220%	05/04/2006		3,400,000	3,400,816
JP Morgan Chase & Co.	5.125%	09/15/2014	360,000		354,305
Mizuho Finance, Reg S (FRN) (Cayman Islands)	4.750%	04/15/2014	EUR	240,000	326,128
Nordea Bank AB, Reg S (FRN) (Sweden)	6.000%	12/13/2010	EUR	140,000	186,330
Nordea Bank Finland plc (FRN) (Finland)	5.750%	03/26/2014	EUR	700,000	995,983
Rabobank Capital Funding III (FRN) (†) (*)	5.254%	10/21/2016	710,000		703,193
RBS Capital Trust A (FRN) (United Kingdom) (*)	6.467%	06/30/2012	EUR	180,000	270,752
RBS Capital Trust I (FRN) (*)	4.709%	07/01/2013	330,000		318,672
San Paolo IMI (EMTN) (Italy)	6.375%	04/06/2010	EUR	260,000	384,563
Svenska Handelsbanken (Sweden)	5.500%	03/07/2011	EUR	200,000	266,824
Svenska Handelsbanken (Sweden)	5.125%	12/28/2011	EUR	200,000	270,431
UBS Preferred Funding Trust I (FRN) (*)	8.622%	10/01/2010	330,000		389,252
Unicredito Italiano SpA, Ser. B (Italy) (FRN)	6.250%	06/14/2010	EUR	280,000	366,576
Wells Fargo & Co. (FRN)	3.113%	03/23/2007	2,000,000		2,001,022
					13,092,624

Brokerage — 2.1%
Goldman Sachs Capital I	6.345%	02/15/2034	80,000		81,991
Merrill Lynch & Co (MTN)	4.250%	02/08/2010	340,000		330,960
Morgan Stanley	4.000%	01/15/2010	3,510,000		3,379,066
					3,792,017

Credit Industrial Other — 1.1%
Core Investment Grade Trust	4.727%	11/30/2007	1,980,000		1,991,623

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value (+)

Insurance — 0.6%
Allianz AG (Germany)	5.500%	12/31/2049	EUR	300,000	$420,226
Munich Re Finance BV (Netherlands)	6.750%	06/21/2023	EUR	380,000	572,096
					992,322

Media Non-Cable — 0.2%
Pearson Dollar Finance plc (United Kingdom) (†)	4.700%	06/01/2009	380,000		377,489

Non-Captive Consumer — 0.7%
Household Finance Corp.	4.125%	11/16/2009	810,000		787,578
HSBC Finance Corp.	5.875%	03/31/2008	EUR	200,000	281,281
MBNA Europe Funding plc EMTN (United Kingdom)	4.500%	01/23/2009	EUR	190,000	257,281
					1,326,140
					21,572,215

Utilities — 0.7%

Electric — 0.7%
Dominion Resources Inc.	5.200%	01/15/2016	290,000		283,063
Nisource Finance Corp.	7.875%	11/15/2010	370,000		421,940
Southern Power Co.	4.875%	07/15/2015	610,000		584,200
					1,289,203
					1,289,203
Total (Cost - $27,463,602)					28,442,680

Mortgage-Backed Securities — 31.4%

Collateralized Mortgage Obligations (CMO) — 10.1%

CMO Floater — 6.9%

CMO Floater - FHLMC — 1.5%
FHLMC, Ser. 1686, Class FA (FRN)	3.713%	02/15/2024	38,566		39,324
FHLMC, Ser. 2033, Class FD (FRN)	4.310%	04/15/2024	185,090		190,075
FHLMC, Ser. 2071, Class F (FRN)	3.310%	07/15/2028	68,152		68,705
FHLMC, Ser. 2157, Class F (FRN)	3.160%	05/15/2029	176,507		177,472
FHLMC, Ser. 2334, Class FA (FRN)	3.310%	07/15/2031	84,224		84,824
FHLMC, Ser. 2388, Class FB (FRN)	3.410%	01/15/2029	1,238,095		1,255,308
FHLMC, Ser. 2396, Class FM (FRN)	3.260%	12/15/2031	105,076		105,855
FHLMC, Ser. 2410, Class FY (FRN)	3.310%	02/15/2032	328,052		330,963
FHLMC, Ser. 2424, Class FY (FRN)	3.260%	03/15/2032	46,208		46,505
FHLMC, Ser. 2470, Class EF (FRN)	3.810%	03/15/2032	106,412		109,146
FHLMC, Ser. 2557, Class WF (FRN)	3.210%	01/15/2033	166,489		167,451
FHLMC-GNMA, Ser. 20, Class F (FRN)	3.475%	10/25/2023	165,487		167,277
					2,742,905

CMO Floater - FNMA — 3.3%
FNMA, Ser. 1993-174, Class F (FRN)	3.625%	09/25/2008	2,992		3,011
FNMA, Ser. 1993-247, Class FE (FRN)	3.875%	12/25/2023	655,497		668,697
FNMA, Ser. 1997-42, Class FD (FRN)	4.344%	07/18/2027	82,220		83,953
FNMA, Ser. 1998-22, Class FA (FRN)	3.230%	04/18/2028	195,798		196,840
FNMA, Ser. 1999-47, Class JF (FRN)	3.484%	11/18/2027	44,750		44,906
FNMA, Ser. 1999-57, Class FC (FRN)	3.080%	11/17/2029	335,946		336,577
FNMA, Ser. 2001-46, Class F (FRN)	3.234%	09/18/2031	577,023		580,361
FNMA, Ser. 2001-61, Class FM (FRN)	3.084%	10/18/2016	154,111		154,719
FNMA, Ser. 2002-23, Class F (FRN)	3.550%	04/25/2032	568,403		576,217
FNMA, Ser. 2002-36, Class FK (FRN)	3.300%	12/25/2029	368,313		369,526
FNMA, Ser. 2002-38, Class FG (FRN)	3.084%	12/18/2026	697,652		698,616
FNMA, Ser. 2002-60, Class FH (FRN)	3.850%	08/25/2032	76,707		78,043

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)	Value (+)

FNMA, Ser. 2002-66, Class FG (FRN)	3.850%	09/25/2032	121,114	$124,130
FNMA, Ser. 2002-7, Class FD (FRN)	3.550%	04/25/2029	802,130	813,766
FNMA, Ser. 2003-16, Class NF (FRN)	3.300%	03/25/2018	302,886	305,091
FNMA, Ser. G1993-5, Class F (FRN)	3.725%	02/25/2023	884,998	901,434
				5,935,887

CMO Floater - GNMA — 0.6%
GNMA, Ser. 1999-27, Class FE (FRN)	3.220%	08/16/2029	137,838	138,504
GNMA, Ser. 1999-46, Class FJ (FRN)	3.270%	12/16/2029	295,261	297,175
GNMA, Ser. 2000-30, Class F (FRN)	3.370%	12/16/2022	522,328	527,099
GNMA, Ser. 2000-8, Class FA (FRN)	3.370%	01/16/2030	163,118	164,552
				1,127,330

CMO Floater - Other — 1.5%
Bank of America Mortgage Securities, Ser. 2003-10, Class 1A6 (FRN)	3.300%	01/25/2034	620,567	622,821
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 2A5 (FRN)	3.300%	09/25/2034	491,199	492,008
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)	3.350%	04/25/2018	563,631	564,758
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2003-1, Class 2A4 (FRN)	3.450%	01/25/2033	92,282	92,428
First Horizon Mortgage Pass-Through Trust, Ser. 2005-2, Class 3A1 (FRN)	3.200%	10/25/2032	800,000	801,250
				2,573,265
				12,379,387

Inverse Floating Rate — 0.0%
FNMA, Ser. 2003-117, Class DS (FRN)	13.800%	12/25/2033	54,740	55,287

Planned Amortization Class — 2.9%
FHLMC, Ser. 2389, Class EH	6.000%	05/15/2030	643,850	653,648
FHLMC, Ser. 2543, Class XC	4.500%	09/15/2012	534,667	536,004
FHLMC, Ser. 2543, Class XJ	4.500%	10/15/2012	953,268	956,843
FHLMC, Ser. 2562, Class PC	4.500%	02/15/2013	915,332	919,262
FNMA, Ser. 2002-82, Class XJ	4.500%	09/25/2012	527,485	529,338
FNMA, Ser. 2003-8, Class QB	4.500%	12/25/2012	1,116,766	1,120,256
Wells Fargo Mortgage-Backed Securities Trust, Ser. 2003-2, Class A8	4.250%	02/25/2018	413,796	414,373
				5,129,724

Z Bond — 0.3%
FHLMC, Ser. 2247, Class Z	7.500%	08/15/2030	189,658	193,676
FNMA, Ser. 1997-43, Class ZD	7.500%	06/17/2027	381,600	397,974
				591,650
				18,156,048

Mortgage Derivatives — 0.5%

Interest Only (IO) — 0.5%

IO - PAC — 0.1%
FNMA, Ser. 2003-59, Class IL (#) (‡)	8.526%	12/25/2031	38,361	33,177
FNMA, Ser. 2003-92, Class IH (#) (‡)	8.916%	06/25/2023	162,344	109,728
				142,905

IO - Veterans Administration (Vendee) — 0.1%
Vendee Mortgage Trust, Ser. 1994-2, Class 3IO (FRN) (#) (‡)	12.820%	06/15/2024	1,115	1,143
Vendee Mortgage Trust, Ser. 1994-3B, Class 2IO (FRN) (#) (‡)	25.111%	09/15/2024	1,531	2,131
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN) (#) (‡)	11.892%	02/15/2027	42,359	34,325
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (FRN) (#) (‡)	10.265%	01/15/2030	15,344	18,495

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)	Value (+)

Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN) (#) (‡)	5.867%	02/15/2031	27,846	$25,527
Vendee Mortgage Trust, Ser. 2002-2, Class IO (FRN) (#) (‡)	12.250%	01/15/2032	34,726	24,706
Vendee Mortgage Trust, Ser. 2002-3, Class IO (FRN) (#) (‡)	10.500%	08/15/2032	50,497	46,679
Vendee Mortgage Trust, Ser. 2003-1, Class IO (FRN) (#) (‡)	6.841%	11/15/2032	32,775	35,900
				188,906

Inverse IO — 0.3%
FHLMC, Ser. 2594, Class SE (FRN) (#) (‡)	22.492%	10/15/2030	92,091	49,632
FHLMC, Ser. 2716, Class SI (FRN) (#) (‡)	15.915%	10/15/2030	253,566	212,606
FNMA, Ser. 2003-34, Class WS (FRN) (#) (‡)	16.032%	10/25/2029	101,810	76,213
FNMA, Ser. 2003-73, Class GS (FRN) (#) (‡)	28.352%	05/25/2031	122,310	75,446
GNMA, Ser. 2003-63, Class US (FRN) (#) (‡)	35.656%	07/20/2030	204,508	108,265
				522,162
				853,973

Principal Only (PO) — 0.0%
FHLMC, Ser. 2736, Class BO (#) (‡)	12.144%	01/15/2034	116,605	98,965
				952,938

Mortgage Pass-Through Securities (MPTS) — 19.7%

MPTS - FHLMC - Pools — 2.0%
FHLMC Gold Pool #A11796	5.500%	08/01/2033	889,880	893,827
FHLMC Gold Pool #A12446	6.500%	08/01/2033	155,162	161,038
FHLMC Gold Pool #A13465	6.500%	09/01/2033	62,974	65,359
FHLMC Gold Pool #A14279	6.000%	10/01/2033	397,199	406,648
FHLMC Gold Pool #A14986	6.500%	11/01/2033	105,894	109,904
FHLMC Gold Pool #C66588	7.000%	04/01/2032	150,130	158,167
FHLMC Gold Pool #C78985	5.000%	05/01/2033	988,113	970,396
FHLMC Gold Pool #E98340	5.000%	08/01/2018	870,132	871,545
				3,636,884

MPTS - FNMA — 16.7%

FNMA - Pools — 6.8%
FNMA Pool #251985	6.500%	10/01/2028	48,132	50,142
FNMA Pool #252439	6.500%	05/01/2029	57,128	59,480
FNMA Pool #404129	6.500%	12/01/2027	65,929	68,721
FNMA Pool #567016	8.000%	11/01/2030	294,123	316,652
FNMA Pool #597424	7.500%	09/01/2031	98,613	105,496
FNMA Pool #644171	7.000%	06/01/2032	125,077	131,923
FNMA Pool #646091	7.000%	06/01/2032	100,212	105,697
FNMA Pool #694310	6.000%	03/01/2033	42,890	44,183
FNMA Pool #701140	6.000%	04/01/2033	46,226	47,262
FNMA Pool #720696	4.500%	06/01/2033	178,639	169,765
FNMA Pool #725232	5.000%	03/01/2034	8,118,320	7,960,015
FNMA Pool #725249	5.000%	03/01/2034	261,518	256,418
FNMA Pool #737263	6.000%	09/01/2033	98,992	101,211
FNMA Pool #737345	6.000%	09/01/2033	762,257	779,345
FNMA Pool #737401	6.000%	09/01/2033	774,207	791,562
FNMA Pool #740238	6.000%	09/01/2033	100,257	102,505
FNMA Pool #747529	4.500%	10/01/2033	274,496	260,860

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value (+)

FNMA Pool #747682	6.500%	11/01/2033	717,949		$745,393
FNMA Pool #753235	6.500%	11/01/2033	114,136		118,498
					12,215,128

FNMA - TBA — 9.9%
FNMA TBA	4.500%	04/01/2018	2,000,000		1,955,000
FNMA TBA	5.500%	04/01/2033	6,000,000		6,007,500
FNMA TBA	5.000%	04/01/2034	9,000,000		8,797,500
FHLMC - TBA — 0.6%
FNMA TBA	6.500%	04/14/2029	1,000,000		1,037,500
					17,797,500
					30,012,628

MPTS - GNMA - Pools — 1.0%
GNMA Pool #498277	7.500%	06/15/2031	78,236		83,904
GNMA Pool #536371	8.000%	11/15/2030	40,397		43,556
GNMA Pool #550976	7.000%	10/15/2031	254,896		269,508
GNMA Pool #552713	7.000%	08/15/2032	55,502		58,681
GNMA Pool #564121	7.500%	07/15/2031	48,823		52,360
GNMA Pool #564375	7.000%	09/15/2031	200,560		212,057
GNMA Pool #587735	6.500%	08/15/2032	1,133,283		1,185,111
					1,905,177
					35,554,689

Non-U.S. Residential Mortgage-Backed Securities — 1.1%
Delphinus BV, Ser. 2004-II, Class A (FRN)	2.265%	11/25/2090	EUR	1,000,000	1,301,989
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class A2 (FRN) (Netherlands)	5.875%	12/02/2076	EUR	500,000	691,089
					1,993,078
Total (Cost - $56,795,403)					56,656,753

Sovereign Obligations — 47.3%

Denmark — 0.6%
Kingdom of Denmark	7.000%	11/10/2024	DKK	4,400,000	1,071,566

France — 17.7%
France O.A.T.	4.000%	04/25/2009	EUR	10,090,000	13,651,580
France O.A.T	4.000%	04/25/2014	EUR	11,500,000	15,439,835
France O.A.T.	5.750%	10/25/2032	EUR	1,670,000	2,748,013
					31,839,428

Germany — 3.8%
Bundesrepublik Deutschland, Ser. 99	3.750%	01/04/2009	EUR	5,110,000	6,846,159

Iceland — 3.1%
Housing Finance Fund	3.750%	04/15/2034	ISK	51,000,000	857,423
Housing Finance Fund Index-Linked Bond	3.750%	06/15/2044	ISK	280,056,083	4,759,682
					5,617,105

Japan — 3.1%
Japanese Government, Ser. 256	1.400%	12/20/2013	JPY	11,000,000	104,911
Japenese Government, Ser. 72	2.100%	09/20/2024	JPY	569,000,000	5,455,516
					5,560,427

Mexico — 0.1%
United Mexican States	9.875%	02/01/2010	160,000		190,400

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value (+)

Netherlands — 5.7%
Netherlands Government	3.750%	07/15/2009	EUR	5,820,000	$7,803,166
Netherlands Government	7.500%	01/15/2023	EUR	1,320,000	2,476,645
					10,279,811

New Zealand — 1.6%
New Zealand Government Indexed-Linked Bond	4.500%	02/15/2016	NZD	2,630,000	2,408,756
New Zealand Government, Ser. 1111	6.000%	11/15/2011	NZD	60,000	42,212
New Zealand Government, Ser. 413	6.500%	04/15/2013	NZD	690,000	500,375
					2,951,343

Supranational — 0.1%
European Investment Bank	5.500%	12/07/2009	GBP	118,000	228,286

Sweden — 3.4%
Swedish Government, Ser. 1044	3.500%	04/20/2006	SEK	36,000,000	5,181,338
Swedish Government, Ser. 1037	8.000%	08/15/2007	SEK	6,100,000	973,564
					6,154,902

United Kingdom — 4.0%
U.K. Treasury Bond	5.000%	09/07/2014	GBP	2,980,000	5,763,337
U.K. Treasury Bond	4.750%	12/07/2038	GBP	690,000	1,353,059
					7,116,396

United States — 4.1%
U.S. Treasury Bond	7.625%	02/15/2025	2,840,000		3,826,346
U.S. Treasury Bond	5.375%	02/15/2031	3,240,000		3,531,221
					7,357,567
Total (Cost - $81,674,418)					85,213,390

Short-Term Securities — 1.1%

U.S. Treasury Obligations — 0.6%
U.S. Treasury Bill (‡) (@)	2.388%	06/09/2005	940,000		935,211
U.S. Treasury Bill (‡)	2.539%	07/07/2005	200,000		198,530
					1,133,741

	Shares
Mutual Fund — 0.5%
FFTW U.S. Short-Term Portfolio	87,638	816,790
Total (Cost - $1,951,969)		1,950,531

Total Investments — 107.1% (Cost - $187,850,007)		193,109,853
Liabilities, Net of Other Assets — (7.1%)		(12,877,215)
Net Assets — 100.0%		$180,232,638

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$6,745,443	$1,485,597	$5,259,846	$187,850,007

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

Summary of Abbreviations

DKK  Danish Krone

EMTN  Euro Medium-Term Note

EUR  European Monetary Unit (Euro)

FHLMC  Freddie Mac

FNMA  Fannie Mae

FRN  Floating Rate Note

GBP  Great British Pound

GNMA  Ginnie Mae

ISK  Icelandic Krona

JPY  Japanese Yen

MTN  Medium-Term Note

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

SEK  Swedish Krona

TBA  To Be Announced — Security is subject to delayed delivery.

Vendee  Veterans Administration

Z Bond  A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes.  The security is currently paying interest.

(a)          Face amount shown in U.S. dollars unless otherwise indicated.

(†)          Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities were valued at $3,798,686, or 2.1% of net assets.  The Board of Directors has deemed these securities to be liquid.

(+)         See Note 2 to the Financial Statements.

(*)         Perpetual bond.  Maturity date shown is next call date.

(#)         Face amount shown represents amortized cost.

(‡)          Interest rate shown represents yield to maturity at date of purchase.

(@)    Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

Worldwide Portfolio

Asset Class Summary

(shown as percentage of net assets)

March 31, 2005

Classification	% of Net Assets
Sovereign Obligations	47.3%
Mortgage-Backed Securities	31.4
Corporate Obligations	15.8
Asset-Backed Securities	11.5
U.S. Treasury Obligations	0.6
Mutual Funds	0.5
Futures	0.0 (*)
Forward Foreign Exchange Contracts	(1.5)
Liabilities, Net of Other Assets	(5.6)
100.0%

(*) Rounds to less than 0.1%

See Notes to Financial Statements.

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value (+)

Asset-Backed Securities (ABS) — 5.8%

Credit Cards — 2.3%
Chester Asset Receivables Dealings plc, Deal 5 (Cayman Islands)	6.625%	03/17/2008	GBP	640,000	$1,257,113

Home Equity Loans - Floating Rate — 1.8%
Centex Home Equity, Ser. 2005-A, Class AV2 (FRN)	3.050%	07/25/2034	1,000,000		1,000,000

Other ABS — 1.7%
Locat Securitisation Vehicle, Ser. 2004-2, Class A (FRN)	2.350%	12/12/2024	EUR	500,000	652,684
Societa Di Cartolarizzazione Italiana, Ser. 2, Class A2, Reg S (FRN)	2.316%	09/22/2023	EUR	200,000	260,216
					912,900
Total (Cost - $2,936,719)					3,170,013

Corporate Obligations — 16.5%

Basic Industry - Chemical — 0.2%
Linde Finance BV (Netherlands) (FRN)	6.000%	07/03/2013	EUR	60,000	85,924

Capital Goods — 0.6%

Aerospace/Defense — 0.4%
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	160,000	219,613

Diversified Manufacturing — 0.2%
Hutchison Whampoa International Ltd. (Cayman Islands) (†)	5.450%	11/24/2010	120,000		121,581
					341,194

Communications — 1.2%

Telecommunications - Wirelines — 1.2%
France Telecom (France)	8.500%	03/01/2031	140,000		184,261
Telecom Italia Capital, 144A (Luxembourg) (†)	4.000%	01/15/2010	20,000		19,120
Telecom Italia Finance SA	6.125%	04/20/2006	EUR	139,000	187,558
Telefonos De Mexico, S.A. 144A (†)	4.750%	01/27/2010	290,000		281,846
					672,785

Consumer Cyclical — 1.5%

Automotive — 1.0%
Ford Motor Co.	6.375%	02/01/2029	200,000		164,525
General Motors Acceptance Corp. (MTN)	5.250%	05/16/2005	200,000		200,370
General Motors Acceptance Corp. (MTN)	4.375%	12/10/2007	200,000		183,948
					548,843

Lodging — 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)	6.500%	07/17/2009	EUR	80,000	116,309

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value (+)

Retailers — 0.3%
CVS Corp. (†)	5.298%	01/11/2027	159,070		$159,127
					824,279

Finance — 11.8%

Banking — 8.2%
Allied Irish Banks Ltd. (FRN) (Ireland) (*)	7.500%	02/28/2011	EUR	100,000	155,268
Credit Suisse Group Capital Guernsey V Ltd. (FRN) (Channel Islands) (*)	6.905%	11/07/2011	EUR	250,000	380,317
HSBC Bank USA	4.125%	03/11/2008	400,000		396,958
JP Morgan Chase & Co.	5.125%	09/15/2014	120,000		118,102
Mizuho Finance, Reg S (FRN) (Cayman Islands)	4.750%	04/15/2014	EUR	40,000	54,355
Nordea Bank AB, Reg S (FRN) (Sweden)	6.000%	12/13/2010	EUR	220,000	292,805
Nordea Bank Finland plc (FRN) (Finland)	5.750%	03/26/2014	EUR	210,000	298,795
Rabobank Capital Funding III (FRN) (†) (*)	5.254%	10/21/2016	230,000		227,795
RBS Capital Trust A (FRN) (United Kingdom) (*)	6.467%	06/30/2012	EUR	60,000	90,250
RBS Capital Trust I (FRN) (*)	4.709%	07/01/2013	150,000		144,851
San Paolo IMI (EMTN) (Italy)	6.375%	04/06/2010	EUR	510,000	754,335
Unicredito Italiano SpA, Ser. B (Italy) (FRN)	6.250%	06/14/2010	EUR	460,000	602,232
Wells Fargo & Co. (FRN)	3.113%	03/23/2007	1,000,000		1,000,511
					4,516,574

Brokerage — 2.2%
Goldman Sachs Capital I	6.345%	02/15/2034	50,000		51,244
Merrill Lynch & Co (MTN)	4.250%	02/08/2010	100,000		97,341
Morgan Stanley	4.000%	01/15/2010	1,080,000		1,039,713
					1,188,298

Credit Finance - REIT — 0.2%
Istar Financial Inc.	5.150%	03/01/2012	80,000		77,393

Insurance — 0.6%
Allianz AG (Germany)	5.500%	12/31/2049	EUR	100,000	140,075
Munich Re Finance BV (Netherlands)	6.750%	06/21/2023	EUR	140,000	210,772
					350,847

Media Non-Cable — 0.2%
Pearson Dollar Finance plc (United Kingdom) (†)	4.700%	06/01/2009	110,000		109,273

Non-Captive Consumer — 0.4%
Household Finance Corp.	4.125%	11/16/2009	240,000		233,357
					6,475,742

Utilities — 1.2%

Electric — 0.6%
Dominion Resources Inc.	5.200%	01/15/2016	90,000		87,847
Nisource Finance Corp.	7.875%	11/15/2010	110,000		125,442
Southern Power Co.	4.875%	07/15/2015	150,000		143,656
					356,945

Other Utilities — 0.6%
United Utility Water plc (United Kingdom)	4.875%	03/18/2009	EUR	230,000	317,537
					674,482
Total (Cost - $8,168,800)					9,074,406

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)	Value (+)

Mortgage-Backed Securities — 30.6%

Collateralized Mortgage Obligations (CMO) — 10.8%

CMO Floater — 5.7%

CMO Floater - FHLMC — 0.3%
FHLMC, Ser. 1686, Class FA (FRN)	3.713%	02/15/2024	23,733	$24,199
FHLMC, Ser. 2334, Class FA (FRN)	3.310%	07/15/2031	84,224	84,824
FHLMC, Ser. 2396, Class FM (FRN)	3.260%	12/15/2031	52,538	52,928
				161,951

CMO Floater - FNMA — 3.2%
FNMA, Ser. 1993-174, Class F (FRN)	3.625%	09/25/2008	5,984	6,022
FNMA, Ser. 1997-42, Class FD (FRN)	4.344%	07/18/2027	58,729	59,967
FNMA, Ser. 1998-22, Class FA (FRN)	3.230%	04/18/2028	89,386	89,862
FNMA, Ser. 1999-47, Class JF (FRN)	3.484%	11/18/2027	74,584	74,843
FNMA, Ser. 2001-46, Class F (FRN)	3.234%	09/18/2031	247,296	248,726
FNMA, Ser. 2001-61, Class FM (FRN)	3.084%	10/18/2016	102,741	103,146
FNMA, Ser. 2002-23, Class F (FRN)	3.550%	04/25/2032	284,201	288,109
FNMA, Ser. 2002-38, Class FG (FRN)	3.084%	12/18/2026	199,329	199,605
FNMA, Ser. 2002-60, Class FH (FRN)	3.850%	08/25/2032	102,276	104,057
FNMA, Ser. 2002-66, Class FG (FRN)	3.850%	09/25/2032	72,668	74,478
FNMA, Ser. 2002-7, Class FD (FRN)	3.550%	04/25/2029	493,619	500,779
				1,749,594

CMO Floater - Other — 2.2%
Bank of America Mortgage Securities, Ser. 2003-10, Class 1A6 (FRN)	3.300%	01/25/2034	310,283	311,411
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 2A5 (FRN)	3.300%	09/25/2034	163,733	164,003
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)	3.350%	04/25/2018	226,358	226,810
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2003-1, Class 2A4 (FRN)	3.450%	01/25/2033	46,141	46,214
First Horizon Mortgage Pass-Through Trust, Ser. 2005-2, Class 3A1 (FRN)	3.200%	10/25/2032	500,000	500,781
				1,249,219
				3,160,764

Inverse Floating Rate — 0.1%
FNMA, Ser. 2003-117, Class DS (FRN)	13.800%	12/25/2033	27,370	27,644

Planned Amortization Class — 4.3%
FHLMC, Ser. 2389, Class EH	6.000%	05/15/2030	257,540	261,459
FHLMC, Ser. 2543, Class XC	4.500%	09/15/2012	352,653	353,534
FHLMC, Ser. 2543, Class XJ	4.500%	10/15/2012	651,243	653,685
FHLMC, Ser. 2562, Class PC	4.500%	02/15/2013	613,183	615,816
FNMA, Ser. 2002-82, Class XJ	4.500%	09/25/2012	349,612	350,840
Wells Fargo Mortgage-Backed Securities Trust, Ser. 2003-2, Class A8	4.250%	02/25/2018	137,932	138,124
				2,373,458

Z Bond — 0.7%
FHLMC, Ser. 2247, Class Z	7.500%	08/15/2030	126,439	129,118
FNMA, Ser. 1997-43, Class ZD	7.500%	06/17/2027	228,960	238,784
				367,902
				5,929,768

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)	Value (+)

Mortgage Derivatives — 0.8%

Interest Only (IO) — 0.7%

IO - PAC — 0.2%
FNMA, Ser. 2003-59, Class IL (#) (‡)	8.526%	12/25/2031	49,189	$49,766
FNMA, Ser. 2003-92, Class IH (#) (‡)	8.916%	06/25/2023	51,691	54,864
				104,630

IO - Veterans Administration (Vendee) — 0.2%
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN) (#) (‡)	11.892%	02/15/2027	85,607	56,005
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (FRN) (#) (‡)	10.265%	01/15/2030	22,097	22,450
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN) (#) (‡)	5.867%	02/15/2031	30,435	27,981
				106,436

Inverse IO — 0.3%
FHLMC, Ser. 2594, Class SE (FRN) (#) (‡)	22.492%	10/15/2030	23,533	29,779
FHLMC, Ser. 2716, Class SI (FRN) (#) (‡)	15.915%	10/15/2030	75,530	74,699
FNMA, Ser. 2003-34, Class WS (FRN) (#) (‡)	16.032%	10/25/2029	34,162	30,485
GNMA, Ser. 2003-63, Class US (FRN) (#) (‡)	35.656%	07/20/2030	58,890	52,297
				187,260
				398,326

Principal Only (PO) — 0.1%
FHLMC, Ser. 2736, Class BO (#) (‡)	12.144%	01/15/2034	63,846	49,483
				447,809

Mortgage Pass-Through Securities (MPTS) — 15.3%

MPTS - FHLMC - Pools — 2.2%
FHLMC Gold Pool #A11796	5.500%	08/01/2033	485,389	487,542
FHLMC Gold Pool #A12446	6.500%	08/01/2033	62,065	64,415
FHLMC Gold Pool #A13465	6.500%	09/01/2033	31,487	32,679
FHLMC Gold Pool #A14279	6.000%	10/01/2033	158,879	162,659
FHLMC Gold Pool #A14986	6.500%	11/01/2033	52,947	54,952
FHLMC Gold Pool #C66588	7.000%	04/01/2032	150,130	158,167
FHLMC Gold Pool #C78985	5.000%	05/01/2033	247,028	242,599
				1,203,013

MPTS - FNMA — 11.0%

FNMA - Pools — 3.8%
FNMA Pool #251985	6.500%	10/01/2028	28,879	30,085
FNMA Pool #252439	6.500%	05/01/2029	45,701	47,583
FNMA Pool #404129	6.500%	12/01/2027	65,929	68,721
FNMA Pool #567016	8.000%	11/01/2030	294,123	316,652
FNMA Pool #597424	7.500%	09/01/2031	98,613	105,496
FNMA Pool #646091	7.000%	06/01/2032	133,616	140,929
FNMA Pool #720696	4.500%	06/01/2033	89,320	84,883
FNMA Pool #725249	5.000%	03/01/2034	87,173	85,473
FNMA Pool #737263	6.000%	09/01/2033	55,518	56,763
FNMA Pool #737345	6.000%	09/01/2033	762,257	779,345
FNMA Pool #740238	6.000%	09/01/2033	60,154	61,503
FNMA Pool #747529	4.500%	10/01/2033	91,499	86,954
FNMA Pool #789869	6.500%	08/01/2034	240,965	250,177
				2,114,564

FNMA - TBA — 7.2%
FNMA TBA	4.500%	04/01/2018	1,000,000	977,500
FNMA TBA	5.500%	04/01/2033	2,000,000	2,002,500
FNMA TBA	5.000%	04/01/2034	1,000,000	977,500
				3,957,500
				6,072,064

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value (+)

MPTS - GNMA - Pools — 2.1%
GNMA Pool #498277	7.500%	06/15/2031	140,824		$151,027
GNMA Pool #536371	8.000%	11/15/2030	60,596		65,333
GNMA Pool #550976	7.000%	10/15/2031	477,930		505,328
GNMA Pool #564121	7.500%	07/15/2031	97,645		104,719
GNMA Pool #564375	7.000%	09/15/2031	315,165		333,232
					1,159,639
					8,434,716

Non-U.S. Residential Mortgage-Backed Securities — 3.7%
Delphinus BV, Ser. 2004-II, Class A (FRN)	2.265%	11/25/2090	EUR	500,000	650,995
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class A2 (FRN) (Netherlands)	5.875%	12/02/2076	EUR	1,000,000	1,382,178
					2,033,173
Total (Cost - $16,487,847)					16,845,466

Sovereign Obligations — 39.9%

Belgium — 2.1%
Kingdom of Belgium, Ser. 31	5.500%	03/28/2028	EUR	740,000	1,158,081

France — 22.6%
France O.A.T.	4.000%	04/25/2009	EUR	3,980,000	5,384,865
France O.A.T	4.000%	10/25/2009	EUR	1,930,000	2,615,821
France O.A.T	4.000%	04/25/2055	EUR	200,000	252,444
France O.A.T	4.000%	04/25/2014	EUR	2,750,000	3,692,134
France O.A.T.	5.750%	10/25/2032	EUR	290,000	477,200
					12,422,464

Iceland — 3.1%
Housing Finance Fund	3.750%	04/15/2034	ISK	12,300,000	206,790
Housing Finance Fund Index-Linked Bond	3.750%	06/15/2044	ISK	87,616,978	1,489,091
					1,695,881

Japan — 3.5%
Japanese Government, Ser. 256	1.400%	12/20/2013	JPY	57,000,000	543,629
Japenese Government, Ser. 72	2.100%	09/20/2024	JPY	146,000,000	1,399,834
					1,943,463

Mexico — 0.1%
United Mexican States	9.875%	02/01/2010	60,000		71,400

New Zealand — 1.8%
New Zealand Government Indexed-Linked Bond	4.500%	02/15/2016	NZD	1,090,000	998,306

Supranational — 0.1%
European Investment Bank	5.500%	12/07/2009	GBP	24,000	46,431

United Kingdom — 3.5%
U.K. Treasury Bond	5.000%	09/07/2014	GBP	920,000	1,779,285
U.K. Treasury Bond	4.750%	12/07/2038	GBP	80,000	156,876
					1,936,161

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)	Value (+)

United States — 3.1%
U.S. Treasury Bond	7.625%	02/15/2025	860,000	$1,158,682
U.S. Treasury Bond	5.375%	02/15/2031	30,000	32,697
U.S. Treasury Note	4.250%	11/15/2014	500,000	489,668
				1,681,047
Total (Cost - $21,471,738)				21,953,234

Short-Term Securities — 8.2%

U.S. Treasury Obligations — 2.2%
U.S. Treasury Bill (‡) (@)	2.388%	06/09/2005	1,100,000	1,094,396
U.S. Treasury Bill (‡) (@)	2.539%	07/07/2005	100,000	99,265
				1,193,661

			Shares
Mutual Fund — 6.0%
FFTW U.S. Short-Term Portfolio			355,179	3,319,999
Total (Cost - $4,517,808)				4,513,660

Total Investments — 101.0% (Cost - $53,582,912)				55,556,779
Liabilities, Net of Other Assets — (1.0%)				(552,065)
Net Assets — 100.0%				$55,004,714

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$2,418,520	$444,653	$1,973,867	$53,582,912

Summary of Abbreviations

EMTN  Euro Medium-Term Note

FHLMC  Freddie Mac

FNMA  Fannie Mae

FRN  Floating Rate Note

GBP  Great British Pound

GNMA  Ginnie Mae

ISK  Icelandic Krona

JPY  Japanese Yen

MTN  Medium-Term Note

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

TBA  To Be Announced — Security is subject to delayed delivery.

Vendee  Veterans Administration

Z Bond  A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes.  The security is currently paying interest.

(a)          Face amount shown in U.S. dollars unless otherwise indicated.

(†)          Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities were valued at $918,743, or 1.7% of net assets.  The Board of Directors has deemed these securities to be liquid.

(+)         See Note 2 to the Financial Statements.

(*)         Perpetual bond.  Maturity date shown is next call date.

(#)         Face amount shown represents amortized cost.

(‡)          Interest rate shown represents yield to maturity at date of purchase.

(@)    Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

Worldwide Core Portfolio

Asset Class Summary

(shown as percentage of net assets)

March 31, 2005

Classification	% of Net Assets
Sovereign Obligations	39.9%
Mortgage-Backed Securities	30.6
Corporate Obligations	16.5
Mutual Fund	6.0
Asset-Backed Securities	5.8
U.S. Treasury Obligations	2.2
Futures	(0.1)
Forward Foreign Exchange Contracts	(0.3)
Liabilities, Net of Other Assets	(0.6)
100.0%

See Notes to Financial Statements.

FFTW Funds, Inc.

International Portfolio - Schedule of Investments

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value (+)

Asset-Backed Securities (ABS) — 8.3%

Credit Cards — 6.2%
Chase Credit Card Master Trust, Ser. 1998-4, Class A	5.000%	08/15/2008	EUR	656,775	$906,370
Chester Asset Receivables Dealings plc, Deal 5 (Cayman Islands)	6.625%	03/17/2008	GBP	130,000	255,351
Citibank Credit Card Issuance Trust	5.375%	04/11/2011	EUR	650,000	935,448
MBNA Credit Card Master Note Trust, Ser. 2002-A2, Class A	5.600%	07/17/2014	EUR	1,100,000	1,608,770
MBNA Credit Card Master Note Trust, Ser. 2004-A1	4.500%	01/17/2014	EUR	1,000,000	1,371,038
					5,076,977

Home Equity Loans - Floating Rate — 1.8%
Ace Securities Corp., Ser. 2001-HE1, Class A (FRN)	3.220%	11/20/2031	254,328		254,887
Centex Home Equity Loan, Ser. 2003-C, Class AV (FRN)	3.150%	09/25/2033	337,477		337,881
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1 (FRN)	3.100%	05/25/2032	204,149		204,549
Novastar Home Equity Loan, Ser. 2001-2, Class A3 (FRN)	3.110%	09/25/2031	344,388		344,717
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2 (FRN)	3.150%	04/25/2033	361,004		361,638
					1,503,672

Other ABS — 0.3%
Life Funding Co., Ser. 2001-1A, Class A1, 144A (FRN) (Cayman Islands) (†)	0.440%	10/14/2008	JPY	28,708,800	268,273
Total (Cost - $6,110,095)					6,848,922

Corporate Obligations — 7.7%

Basic Industry - Chemical — 0.2%
Linde Finance BV (Netherlands) (FRN) (*)	6.000%	07/03/2013	EUR	120,000	171,848

Capital Goods — 0.3%

Aerospace/Defense — 0.3%
EADS Finance BV (EMTN) (Netherlands)	4.625%	03/03/2010	EUR	170,000	233,339

Communications — 0.3%

Telecommunications - Wirelines — 0.3%
France Telecom (France)	8.500%	03/01/2031	180,000		236,907

Consumer Cyclical — 0.4%

Automotive — 0.2%
Ford Motor Credit Co. (EMTN)	6.750%	01/14/2008	EUR	140,000	187,794

Lodging — 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)	6.500%	07/17/2009	EUR	110,000	159,925
					347,719

Consumer Non - Cyclical — 0.2%

Tobacco — 0.2%
Imperial Tobacco Finance (EMTN) (United Kingdom)	6.250%	06/06/2007	EUR	140,000	194,414

FFTW Funds, Inc.

International Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value (+)

Energy — 0.2%
Petronas Capital Ltd., Reg S (Malaysia)	6.375%	05/22/2009	EUR	100,000	$145,007

Finance — 3.8%

Banking — 2.6%
Credit Suisse Group Capital Guernsey V Ltd. (FRN) (Channel Islands) (*)	6.905%	11/07/2011	EUR	230,000	349,891
HBOS plc (EMTN) (United Kingdom)	5.500%	07/27/2009	EUR	360,000	509,788
HBOS plc (EMTN) (United Kingdom)	5.500%	10/29/2012	EUR	350,000	509,370
RBS Capital Trust A (FRN) (United Kingdom) (*)	6.467%	06/30/2012	EUR	180,000	270,752
Skandinaviska Enskilda (Sweden)	4.125%	05/28/2015	EUR	170,000	227,533
Unicredito Italiano SpA, Ser. B (Italy) (FRN)	6.250%	06/14/2010	EUR	240,000	314,208
					2,181,542

Insurance — 1.2%
Allianz AG (Germany)	5.500%	12/31/2049	EUR	300,000	420,226
Munich Re Finance BV (Netherlands)	6.750%	06/21/2023	EUR	190,000	286,048
Zurich Finance (USA) Inc. (FRN)	5.750%	10/02/2023	EUR	200,000	283,113
					989,387
					3,170,929

Utilities — 2.3%

Electric — 1.1%
E.ON International Finance BV (MTN) (Netherlands)	5.750%	05/29/2009	EUR	650,000	927,213

Other Utilities — 1.2%
United Utility Water plc (United Kingdom)	4.875%	03/18/2009	EUR	680,000	938,806
					1,866,019
Total (Cost - $5,064,948)					6,366,182

Mortgage-Backed Securities — 6.7%

Collateralized Mortgage Obligations (CMO) — 1.3%

CMO Floater — 1.3%
Residential Accreditation Loans, Inc., Ser. 2004-QS10, Class A3 (FRN)	3.350%	07/25/2034	1,093,321		1,095,638

Non-U.S. Residential Mortgage-Backed Securities — 5.4%
Arena BV, Ser. 2003-I, Class A2 (FRN) (Netherlands)	4.300%	05/19/2055	EUR	1,000,000	1,361,958
Delphinus BV, Series 2003-1, Class A2, Reg S (FRN) (Netherlands)	4.122%	04/25/2093	EUR	1,000,000	1,347,884
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class A2 (FRN) (Netherlands)	5.875%	12/02/2076	EUR	500,000	691,089
Pelican Mortgages, Ser. 2, Class A (FRN)	2.365%	09/15/2036	EUR	263,309	343,955
Saecure BV, Ser. A2 (FRN) (Netherlands)	5.710%	11/25/2007	EUR	500,000	696,057
					4,440,943
Total (Cost - $4,844,309)					5,536,581

Sovereign Obligations — 57.3%

France — 2.2%
France O.A.T	4.000%	10/25/2009	EUR	380,000	515,032
France O.A.T.	5.750%	10/25/2032	EUR	810,000	1,332,869
					1,847,901

FFTW Funds, Inc.

International Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value (+)

Germany — 4.1%
Bundesschatzanweisungen	2.500%	09/22/2006	EUR	2,620,000	$3,409,578

Iceland — 2.4%
Housing Finance Fund	3.750%	04/15/2034	ISK	41,813,703	702,981
Housing Finance Fund Index-Linked Bond	3.750%	06/15/2044	ISK	77,373,449	1,314,997
					2,017,978

Italy — 3.9%
Buoni Poliennali del Tesoro	5.750%	02/01/2033	EUR	2,000,000	3,217,884

Japan — 11.7%
Japanese Government, Ser. 256	1.400%	12/20/2013	JPY	380,000,000	3,624,193
Japenese Government, Ser. 72	2.100%	09/20/2024	JPY	384,000,000	3,681,754
Japan Finance Corp. for Muni Enterprises	1.550%	02/21/2012	JPY	250,000,000	2,433,901
					9,739,848

Netherlands — 2.7%
Netherlands Government	7.500%	01/15/2023	EUR	1,190,000	2,232,733

New Zealand — 5.9%
New Zealand Government, Ser. 709	7.000%	07/15/2009	NZD	6,680,000	4,881,097

Sweden — 11.9%
Swedish Government Bond, Ser. 1043	5.000%	01/28/2009	SEK	64,810,000	9,873,513

United Kingdom — 9.8%
U.K. Treasury Bond	5.000%	09/07/2014	GBP	3,690,000	7,136,481
U.K. Treasury Bond	4.750%	12/07/2038	GBP	490,000	960,868
					8,097,349

United States — 2.7%
U.S. Treasury Bond	7.625%	02/15/2025	1,310,000		1,764,970
U.S. Treasury Bond	5.375%	02/15/2031	420,000		457,751
					2,222,721
Total (Cost - $46,508,847)					47,540,602

Short-Term Securities — 15.4%

Time Deposits — 9.6%
Den Danske Bank Time Deposit	2.830%	04/01/2005	4,000,000		4,000,000
Societe Generale Time Deposit	2.810%	04/01/2005	4,000,000		4,000,000
					8,000,000

U.S. Government Obligations — 5.8%
U.S. Treasury Bill (‡)	2.722%	05/26/2005	4,000,000		3,984,028
U.S. Treasury Bill (‡) (@)	2.388%	06/09/2005	800,000		795,924
					4,779,952
Total (Cost - $12,770,492)					12,779,952

Total Investments — 95.4% (Cost - $75,298,691)					79,072,239
Other Assets, Net of Liabilities — 4.6%					3,807,574
Net Assets — 100.0%					82,879,813

FFTW Funds, Inc.

International Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$4,041,270	$267,722	$3,773,548	$75,298,691

Summary of Abbreviations

EMTN  Euro Medium-Term Note

EUR  European Monetary Unit (Euro)

FRN  Floating Rate Note

GBP  Great British Pound

ISK  Icelandic Krona

JPY  Japanese Yen

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

SEK  Swedish Krona

(a)                    Face amount shown in U.S. dollars unless otherwise indicated.

(†)                    Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, this security was valued at $268,273, or 0.3% of net assets.  The Board of Directors has deemed this security to be liquid.

(+)                   See Note 2 to the Financial Statements.

(*)                   Perpetual bond.  Maturity date shown is next call date.

(‡)                    Interest rate shown represents yield to maturity at date of purchase.

(@)              Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

International Portfolio

Asset Class Summary

(shown as percentage of net assets)

March 31, 2005

Classification	% of Net Assets
Sovereign Obligations	57.3%
Short-Term Securities	15.4
Asset-Backed Securities	8.3
Corporate Obligations	7.7
Mortgage-Backed Securities	6.7
Futures	0.2
Forward Foreign Exchange Contracts	(2.0)
Other Assets, Net of Liabilities	6.4
100.0%

See Notes to Financial Statements.

FFTW Funds, Inc.

U.S. Inflation-Indexed Portfolio - Schedule of Investments

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value (+)

U.S. Treasury Inflation-Indexed Bonds — 26.8%
U.S. Treasury Inflation-Indexed Bond	1.625%	01/15/2015	$14,869,899	$14,650,330
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025	4,997,403	5,390,948
U.S. Treasury Inflation-Indexed Bond	3.625%	04/15/2028	4,951,674	6,522,283
U.S. Treasury Inflation-Indexed Bond	3.875%	04/15/2029	2,551,868	3,517,989
U.S. Treasury Inflation-Indexed Bond	3.375%	04/15/2032	354,516	471,617
				30,553,167

U.S. Treasury Inflation-Indexed Notes — 53.0%
U.S. Treasury Inflation-Indexed Note	0.875%	04/15/2010	9,401,270	9,196,172
U.S. Treasury Inflation-Indexed Note	2.000%	07/15/2014	50,123,748	51,267,196
				60,463,368
Total (Cost - $91,033,113)				91,016,535

Total Investments — 79.8% (Cost - $91,033,113)				91,016,535
Other Assets, Net of Liabilities — 20.2%				23,048,371
Net Assets — 100.0%				$114,064,906

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$220,528	$237,106	$(16,578)	$91,033,113

(+)         See Note 2 to the Financial Statements.

U.S. Inflation-Indexed Portfolio

Asset Class Summary

(shown as percentage of net assets)

March 31, 2005

Classification	% of Net Assets
U.S. Treasury Inflation-Indexed Notes	53.0
U.S. Treasury Inflation-Indexed Bonds	26.8
Other Assets, Net of Liabilities	20.2
100.0%

See Notes to Financial Statements.

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio - Schedule of Investments

March 31, 2005 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount (a)		Value (+)

Sovereign Obligations — 86.7%

Australia — 0.9%

Australian Index-Linked Bond	4.000%	08/20/2020	AUD	220,000	$239,681

Canada — 0.9%
Canadian Government Bond	4.000%	12/01/2031	CAD	207,482	240,521

France — 3.5%
France O.A.T. Index-Linked Bond	2.250%	07/25/2020	EUR	674,672	946,283

Italy — 1.9%
Buoni Poliennali del Tesoro	2.350%	09/15/2035	EUR	370,533	523,218

New Zealand — 6.8%
New Zealand Government Indexed-Linked Bond	4.500%	02/15/2016	NZD	2,010,000	1,840,913

Poland — 3.1%
Poland Government Bond, Ser. CPI	3.000%	08/24/2016	PLN	2,625,053	834,351

Sweden — 16.5%
Swedish Government Index-Linked Bond	4.000%	12/01/2008	SEK	22,102,186	3,424,697
Swedish Government Index-Linked Bond	4.000%	12/01/2020	SEK	5,624,774	1,030,732
					4,455,429

United Kingdom — 21.4%

U.K. Index-Linked Treasury Stock	2.500%	05/20/2009	GBP	366,000	1,685,656
U.K. Index-Linked Treasury Stock	2.500%	08/16/2013	GBP	330,000	1,374,281
U.K. Index-Linked Treasury Stock	2.500%	07/26/2016	GBP	90,000	416,980
U.K. Index-Linked Treasury Stock	2.500%	04/16/2020	GBP	130,000	606,112
U.K. Index-Linked Treasury Stock	2.000%	01/26/2035	GBP	760,000	1,705,077
					5,788,106

United States — 31.7%

U.S. Treasury Inflation-Indexed Bond	1.625%	01/15/2015		2,946,018	2,902,517
U.S. Treasury Inflation-Indexed Bond	2.375%	01/15/2025		945,865	1,020,351
U.S. Treasury Inflation-Indexed Bond	3.625%	04/15/2028		294,743	388,231
U.S. Treasury Inflation-Indexed Bond	3.875%	04/15/2029		537,052	740,377
U.S. Treasury Inflation-Indexed Note	2.000%	07/15/2014		3,439,508	3,517,972
					8,569,448
Total (Cost - $22,695,018)					23,437,950

Total Investments — 86.7% (Cost - $22,695,018)					23,437,950
Other Assets, Net of Liabilities — 13.3%					3,606,525
Net Assets — 100.0%					$27,044,475

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2005 was as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$784,212	$41,280	$742,932	$22,695,018

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio - Schedule of Investments (continued)

March 31, 2005 (unaudited)

Summary of Abbreviations

AUD  Australian Dollar

CAD  Canadian Dollar

EUR  European Monetary Unit (Euro)

GBP  Great British Pound

NZD  New Zealand Dollar

O.A.T.  Obligation Assimilable du Tresor (French government long-term debt instrument)

PLN  Polish Zloty

SEK  Swedish Krona

(a)          Face amount shown in U.S. dollars unless otherwise indicated.

(+)         See Note 2 to the Financial Statements.

Global Inflation-Indexed Hedged Portfolio

Asset Class Summary

(shown as percentage of net assets)

March 31, 2005

Classification	% of Net Assets
Sovereign Index-Linked Obligations	86.7%
Forward Foreign Exchange Contracts	(0.7)
Other Assets, Net of Liabilities	14.0
100.0%

See Notes to Financial Statements.

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio – Schedule of Investments

March 31, 2005

Country Composition of the Portfolio (as a percentage of Total Investments) versus the
Barclay's Global Inflation-Linked Bond Index Hedged

Country	Portfolio	(unaudited) Benchmark
United States	36.56%	42.17%
United Kingdom	24.70%	26.09%
Sweden	19.01%	4.56%
New Zealand	7.85%	0.00%
France	4.04%	15.71%
Poland	3.56%	0.00%
Italy	2.23%	7.02%
Canada	1.03%	3.48%
Australia	1.02%	0.96%
	100.00%	100.00%

FFTW Funds, Inc.

Notes to Financial Statements

March 31, 2005 (Unaudited)

1.              Organization

FFTW Funds, Inc. (the “Fund”) was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has eighteen Portfolios, eight of which were active as of March 31, 2005. The eight active Portfolios are: U.S. Short-Term Portfolio (“U.S. Short-Term”); Limited Duration Portfolio (“Limited Duration”); Mortgage-Backed Portfolio (“Mortgage”); Worldwide Portfolio (“Worldwide”); Worldwide Core Portfolio (“Worldwide Core”); International Portfolio (“International”); U.S. Inflation-Indexed Portfolio (“U.S. Inflation-Indexed”); and Global Inflation-Indexed Hedged Portfolio (“Global Inflation-Indexed Hedged”). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the “Investment Adviser”).

2.              Summary of Significant Accounting Policies

Securities

All securities transactions are recorded on a trade date basis.

Valuation

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by the Investment Adviser to reflect the market value of such securities, subject to the oversight of the Board of Directors. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (ask price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest.  Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board of Directors, or are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of markets and that is determined by the Fund to have changed the value of the security), are revalued at fair value as determined in good faith under the direction of the Board of Directors by the Fund’s valuation committee. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Securities with maturities of less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.  Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold.

Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, financial highlights and notes thereto. Actual results could differ from those estimates.

Forward Foreign Exchange Contracts

Each Portfolio may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Portfolios’ Investment Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date. The Portfolios’ custodian will place and maintain cash not available for investment, U.S.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2005 (Unaudited)

government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio’s commitments under certain open forward foreign exchange contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Each Portfolio may enter into foreign currency transactions on the spot markets (foreign currency translations that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

Appendix A of the Notes to Financial Statements details each Portfolio’s outstanding forward foreign exchange contracts at March 31, 2005.

Financial Futures Contracts

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk.  Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities.  At March 31, 2005, the Portfolios placed U.S. Treasury bills, other liquid securities or cash in segregated accounts for the benefit of the futures clearing broker at the Portfolio’s custodian with respect to their financial futures contracts as follows:

March 31, 2005
Portfolio	Collateral Value

U.S. Short-Term	$99,265
Limited Duration	198,530
Mortgage	198,530
Worldwide	935,211
Worldwide Core	1,193,661
International	795,924

Appendix B of the Notes to Financial Statements details each Portfolio’s open futures contracts at March 31, 2005.

Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase and reverse repurchase agreements. The Investment Adviser determines creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors.  Under a repurchase agreement, a bank or securities firm which the Portfolio’s Investment Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund’s custodian, agrees to sell U.S. government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.  Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.  When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement. Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty’s creditworthiness.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2005 (Unaudited)

Options Transactions

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Portfolio bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Portfolio to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by such Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio’s selling or buying a security or currency at a price different from the current market value.

Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, that the counterparty defaults on its obligation, or that unfavorable changes occur in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

At March 31, 2005, Mortgage-Backed Portfolio had one outstanding swap contract with Deutsche Bank with the following terms:

Notional Amount	Termination Date	Payment Made by the Portfolio	Payments Received by the Portfolio
$28,000,000	3/15/2007	3.65%	USD LIBOR

Interest Only and Principal Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds.  Principal only securities (POs) entitle the holder to principal cash flows on the underlying pool.  The Fund primarily invests in IOs and POs backed by mortgage securities.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Segregation of Assets

It is the policy of each of the Fund’s Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of  futures contracts. Therefore, the Fund’s custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio’s ability to segregate up to 100% of its settled liquid assets.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2005 (Unaudited)

Concentration of Risks

The Portfolios may invest in securities of foreign issuers in various countries.  These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid and more volatile than the securities markets of the United States and developed foreign markets.

The Portfolios may invest in debt securities which are subject to credit risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt.  The lower the ratings of such debt securities, the greater the risks.  In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.

FFTW Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2005 (Unaudited)

Appendix A

Open Forward Foreign Exchange Contracts as of March 31, 2005

Worldwide

				Unrealized
Contract		Cost/		Appreciation
Amount		Proceeds	Value	(Depreciation)

Forward Foreign Exchange Buy Contracts
6,253,372	Australian Dollar closing 5/18/05	$4,796,300	$4,820,740	$24,440
5,933,390	British Pound Sterling closing 5/18/05	11,067,922	11,186,482	118,560
17,798,836	Canadian Dollar closing 5/18/05	14,404,904	14,718,135	313,231
41,980,707	Euro closing 5/18/05	55,261,446	54,615,424	(646,022)
28,595,360	Icelandic Krona closing 5/18/05	467,405	468,727	1,322
6,970,411,036	Japanese Yen closing 5/18/05	68,688,307	65,406,904	(3,281,403)
9,038,335	Mexican Peso closing 5/18/05	800,000	801,423	1,423
3,252,061	New Zealand Dollar closing 5/18/05	2,290,000	2,307,285	17,285
3,022,849	Polish Zloty closing 5/18/05	960,946	958,728	(2,218)
2,135,397,331	Republic of Korea Won closing 5/18/05	2,124,139	2,101,653	(22,486)
6,013,988	Singapore Dollar closing 5/18/05	3,700,000	3,650,508	(49,492)
3,910,075	South African Rand closing 5/18/05	650,000	624,692	(25,308)
43,399,575	Swedish Krona closing 5/18/05	6,294,613	6,168,766	(125,847)
3,159,590	Swiss Franc closing 5/18/05	2,691,231	2,658,000	(33,231)

Forward Foreign Exchange Sell Contracts
5,228,285	Australian Dollar closing 5/18/05	3,983,085	4,030,498	(47,413)
1,609,037	British Pound Sterling closing 5/18/05	3,026,709	3,033,588	(6,879)
13,444,890	Canadian Dollar closing 5/18/05	10,810,000	11,117,789	(307,789)
85,828,322	Euro closing 5/18/05	111,914,381	111,659,630	254,751
5,151,224	Icelandic Krona closing 5/18/05	84,199	84,437	(238)
1,699,180,540	Japanese Yen closing 5/18/05	16,371,753	15,944,273	427,480
7,532,396	New Zealand Dollar closing 5/18/05	5,196,899	5,344,114	(147,215)
1,648,300	Singapore Dollar closing 5/18/05	1,000,000	1,000,523	(523)
47,215,368	Swedish Krona closing 5/18/05	6,847,572	6,711,138	136,434
4,598,607	Swiss Franc closing 5/18/05	3,913,985	3,868,570	45,415
				$(3,355,723)

FFTW Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2005 (Unaudited)

								Unrealized
Contract	Currency to	Cost/		Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	Value	Amount	Receive	Proceeds	Value	(Depreciation)

Forward Cross Currency Contracts closing 5/18/05
7,719,933	British Pound Sterling	$14,438,284	$14,554,731	11,090,000	Euro	$14,438,284	$14,427,700	$(127,031)
1,240,000	Euro	1,659,372	1,613,196	1,918,500	Swiss Franc	1,659,372	1,613,934	738
5,641,000	Euro	7,306,032	7,338,743	757,844,680	Japanese Yen	7,306,032	7,111,241	(227,502)
5,605,505	Euro	7,395,632	7,292,565	3,904,973	British Pound Sterling	7,395,632	7,362,218	69,653
2,870,000	Euro	3,734,462	3,733,769	715,085,350	Hungarian Forint	3,734,462	3,736,179	2,410
673,570,500	Hungarian Forint	3,466,510	3,519,273	2,710,000	Euro	3,466,510	3,525,615	6,342
3,735,422,930	Japanese Yen	36,023,752	35,051,369	27,650,000	Euro	36,023,752	35,971,678	920,309
1,094,445	Polish Zloty	345,908	347,115	270,000	Euro	345,908	351,261	4,146
2,953,720	Singapore Dollar	1,793,598	1,792,917	1,400,000	Euro	1,793,598	1,821,351	28,434
37,220,518	Swedish Krona	5,343,990	5,290,482	4,110,000	Euro	5,343,990	5,346,966	56,484
1,086,841	Swiss Franc	896,799	914,303	700,000	Euro Dollar	896,799	910,675	(3,628)
								$730,355

Worldwide Core

Contract Amount		Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)

Forward Foreign Exchange Buy Contracts
1,073,455	Australian Dollar closing 5/18/05	$830,000	$827,529	$(2,471)
2,014,520	British Pound Sterling closing 5/18/05	3,783,022	3,798,063	15,041
3,980,772	Canadian Dollar closing 5/18/05	3,200,000	3,291,762	91,762
8,569,614	Euro closing 5/18/05	11,258,898	11,148,766	(110,132)
8,410,400	Icelandic Krona closing 5/18/05	137,472	137,861	389
1,570,207,964	Japanese Yen closing 5/18/05	15,430,240	14,734,058	(696,182)
1,807,175	Mexican Peso closing 5/18/05	160,000	160,241	241
965,664	New Zealand Dollar closing 5/18/05	680,000	685,123	5,123
1,022,429	Polish Zloty closing 5/18/05	325,024	324,274	(750)
1,442,723	Republic of Korea Won closing 5/18/05	1,435	1,420	(15)
959,040	Singapore Dollar closing 5/18/05	590,000	582,140	(7,860)
1,381,267	Swedish Krona closing 5/18/05	200,952	196,332	(4,620)
477,233	Swiss Franc closing 5/18/05	414,721	401,471	(13,250)

Forward Foreign Exchange Sell Contracts
1,069,376	Australian Dollar closing 5/18/05	818,054	824,385	(6,331)
2,548,165	British Pound Sterling closing 5/18/05	4,730,687	4,804,168	(73,481)
3,842,067	Canadian Dollar closing 5/18/05	3,090,000	3,177,065	(87,065)
34,596,556	Euro closing 5/18/05	45,186,461	45,008,818	177,643
3,165,118	Icelandic Krona closing 5/18/05	51,735	51,882	(147)
1,133,685,551	Japanese Yen closing 5/18/05	11,093,851	10,637,947	455,904
2,428,810	New Zealand Dollar closing 5/18/05	1,675,733	1,723,202	(47,469)
2,516,877	Swedish Krona closing 5/18/05	365,318	357,746	7,572
1,233,332	Swiss Franc closing 5/18/05	1,049,130	1,037,538	11,592
				$(284,506)

FFTW Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2005 (Unaudited)

Contract Amount	Currency to Deliver	Cost/ Proceeds	Value	Contract Amount	Currency to Receive	Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)

Forward Cross Currency Contracts closing 5/18/05
1,350,618	British Pound Sterling	$2,548,038	$2,546,380	1,930,000	Euro	$2,548,038	$2,510,862	$(35,518)
162,185	Canadian Dollar	130,000	134,114	13,375,700	Japanese Yen	130,000	125,511	(8,603)
370,000	Euro	495,135	481,357	572,455	Swiss Franc	495,135	481,577	220
3,820,000	Euro	4,922,400	4,969,686	513,664,055	Japanese Yen	4,922,400	4,819,971	(149,715)
258,769	Euro	341,041	336,649	180,882	British Pound Sterling	341,041	341,025	4,376
840,000	Euro	1,091,934	1,092,810	209,037,380	Hungarian Forint	1,091,934	1,092,179	(631)
208,782,000	Hungarian Forint	1,074,490	1,090,844	840,000	Euro	1,074,490	1,092,810	1,966
1,224,147,580	Japanese Yen	11,781,042	11,486,798	9,060,000	Euro	11,781,042	11,786,741	299,943
1,013,375	Polish Zloty	320,285	321,402	250,000	Euro	320,285	325,241	3,839
928,312	Singapore Dollar	563,702	563,488	440,000	Euro	563,702	572,425	8,937
								$124,814

International

Contract Amount		Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)

Forward Foreign Exchange Buy Contracts
2,817,851	Australian Dollar closing 5/18/05	$2,187,540	$2,172,288	$(15,252)
3,314,781	British Pound Sterling closing 5/18/05	6,210,679	6,249,503	38,824
7,368,064	Canadian Dollar closing 5/18/05	6,003,020	6,092,767	89,747
5,057,228	Danish Krone closing 5/18/05	891,927	883,108	(8,819)
19,716,586	Euro closing 5/18/05	25,937,993	25,650,585	(287,408)
37,706,209	Icelandic Krona closing 5/18/05	616,326	618,069	1,743
3,776,564,096	Japanese Yen closing 5/18/05	37,171,798	35,437,418	(1,734,380)
8,247,520	Mexican Peso closing 5/18/05	730,000	731,302	1,302
1,363,327	New Zealand Dollar closing 5/18/05	960,000	967,259	7,259
2,408,497	Polish Zloty closing 5/18/05	765,648	763,880	(1,768)
1,631,496,942	Republic of Korea Won closing 5/18/05	1,622,896	1,605,716	(17,180)
2,226,927	Singapore Dollar closing 5/18/05	1,370,000	1,351,751	(18,249)
2,947,595	South African Rand closing 5/18/05	490,000	470,922	(19,078)
19,500,033	Swedish Krona closing 5/18/05	2,818,768	2,771,712	(47,056)
1,161,151	Swiss Franc closing 5/18/05	1,011,480	976,817	(34,663)

Forward Foreign Exchange Sell Contracts
1,997,417	Australian Dollar closing 5/18/05	1,545,007	1,539,813	5,194
3,195,744	British Pound Sterling closing 5/18/05	5,933,937	6,025,077	(91,140)
6,960,690	Canadian Dollar closing 5/18/05	5,603,392	5,755,903	(152,511)
15,873,706	Euro closing 5/18/05	20,862,242	20,651,133	211,109
1,762,784,593	Japanese Yen closing 5/18/05	16,941,218	16,541,103	400,115
8,304,911	New Zealand Dollar closing 5/18/05	5,729,890	5,892,200	(162,310)
71,535,175	Swedish Krona closing 5/18/05	10,311,238	10,167,928	143,310
3,434,021	Swiss Franc closing 5/18/05	2,915,920	2,888,864	27,056
				$(1,664,155)

FFTW Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2005 (Unaudited)

Contract Amount	Currency to Deliver	Cost/ Proceeds	Value	Contract Amount	Currency to Receive	Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)

Forward Cross Currency Contracts closing 5/18/05
1,627,778	British Pound Sterling	$3,100,903	$3,068,921	2,320,000	Euro	$3,100,903	$3,018,238	$(50,683)
500,000	Euro	662,726	650,482	4,546,000	Swedish Krona	662,726	646,163	(4,319)
1,200,000	Euro	1,605,846	1,561,158	1,856,615	Swiss Franc	1,605,846	1,561,874	716
4,810,000	Euro	6,285,612	6,257,641	651,961,770	Japanese Yen	6,285,612	6,117,688	(139,953)
600,518	Euro	787,716	781,253	420,000	British Pound Sterling	787,716	791,845	10,592
1,198,104,080	Japanese Yen	11,563,522	11,242,419	8,740,000	Euro	11,563,522	11,370,433	128,014
16,572,647	Swedish Krona	2,383,201	2,355,617	1,830,000	Euro	2,383,201	2,380,766	25,149
								$(30,484)

Global Inflation-Indexed Hedged

Contract Amount		Cost/ Proceeds	Value	Unrealized Appreciation (Depreciation)

Forward Foreign Exchange Buy Contracts
561,415	Australian Dollar closing 5/18/05	$440,000	$432,796	$(7,204)
1,240,371	British Pound Sterling closing 5/18/05	2,337,267	2,340,391	3,124
2,220,848	Canadian Dollar closing 5/18/05	1,810,000	1,836,454	26,454
6,520,474	Euro closing 5/18/05	8,532,530	8,482,908	(49,622)
85,081,782	Icelandic Krona closing 5/18/05	1,390,702	1,394,636	3,934
402,747,491	Japanese Yen closing 5/18/05	3,891,683	3,779,184	(112,499)
111,971	New Zealand Dollar closing 5/18/05	79,042	79,442	400
1,643,032	Polish Zloty closing 5/18/05	528,841	521,105	(7,736)
422,628	Singapore Dollar closing 5/18/05	260,000	256,537	(3,463)
1,499,659	Swedish Krona closing 5/18/05	216,796	213,160	(3,636)
359,266	Swiss Franc closing 5/18/05	312,333	302,232	(10,101)

Forward Foreign Exchange Sell Contracts
877,570	Australian Dollar closing 5/18/05	677,641	676,521	1,120
4,178,496	British Pound Sterling closing 5/18/05	7,781,595	7,877,904	(96,309)
2,452,175	Canadian Dollar closing 5/18/05	1,980,312	2,027,742	(47,430)
11,587,006	Euro closing 5/18/05	15,113,966	15,073,496	40,470
439,408,670	Japanese Yen closing 5/18/05	4,189,946	4,123,194	66,752
2,752,704	New Zealand Dollar closing 5/18/05	1,939,044	1,953,091	(14,047)
33,497,740	Swedish Krona closing 5/18/05	4,810,895	4,761,330	49,565
1,113,789	Swiss Franc closing 5/18/05	947,127	936,973	10,154
				$(150,074)

FFTW Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2005 (Unaudited)

								Unrealized
Contract	Currency to	Cost/		Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	Value	Amount	Receive	Proceeds	Value	(Depreciation)

Forward Cross Currency Contracts closing 5/18/05
329,759	British Pound Sterling	$627,916	$621,710	470,000	Euro	$627,916	$611,453	$(10,257)
390,000	Euro	518,552	507,376	1,551,245	Polish Zloty	518,552	491,994	(15,382)
370,000	Euro	495,103	481,357	572,455	Swiss Franc	495,103	481,577	220
1,520,000	Euro	1,987,464	1,977,467	205,519,245	Japanese Yen	1,987,464	1,928,491	(48,976)
364,384	Euro	477,420	474,050	254,960	British Pound Sterling	477,420	480,687	6,637
84,528,260	Icelandic Krona	1,384,111	1,385,563	1,050,000	Euro	1,384,111	1,366,013	(19,550)
254,603,380	Japanese Yen	2,450,448	2,389,073	1,840,000	Euro	2,450,448	2,393,775	4,702
5,909,976	Polish Zloty	1,958,637	1,874,411	1,470,000	Euro	1,958,637	1,912,418	38,007
1,630,098	Swedish Krona	234,413	231,700	180,000	Euro	234,413	234,174	2,474
								$(42,125)

FFTW Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2005 (Unaudited)

Appendix B

Open Financial Futures Contracts as of March 31, 2005

U.S. Short-Term

Contracts		Notional Value of Contracts	Unrealized Appreciation

Short Futures Contracts:
10	June 2005 2-Year U.S. Treasury Note	$2,068,906	$6,434

Limited Duration

		Notional
		Value of	Unrealized
Contracts		Contracts	Depreciation

Long Futures Contracts:
107	June 2005 2-Year U.S. Treasury Note	$22,137,297	$(49,252)

Mortgage

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)

Short Futures Contracts:
64	June 2005 10-Year U.S. Treasury Note	$6,993,000	$(30,836)
39	June 2005 2-Year U.S. Treasury Note	8,068,734	22,128
94	June 2005 5-Year U.S. Treasury Note	10,066,813	88,003
			$79,295

Worldwide

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)

Long Futures Contracts:
9	June 2005 10-Year U.S. Treasury Note	$983,391	$(11,211)
6	June 2005 2-Year U.S. Treasury Note	1,241,344	(4,146)
2	June 2005 5-Year U.S. Treasury Note	214,187	(2,226)
1	June 2005 Euro BOBL	146,331	425
8	June 2005 U.S. Long Bond	891,000	6,691

Short Futures Contracts:
65	June 2005 10-Year U.S. Treasury Note	7,102,266	10,630
6	June 2005 2-Year U.S. Treasury Note	1,241,344	4,010
57	June 2005 5-Year U.S. Treasury Note	6,104,344	51,049
			$55,222

FFTW Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2005 (Unaudited)

Worldwide Core

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)

Long Futures Contracts:
1	June 2005 10-Year U.S. Treasury Note	$109,266	$(1,245)
6	June 2005 Euro BOBL	877,966	2,548
22	June 2005 U.S. Long Bond	2,450,250	(36,625)

Short Futures Contracts:
3	June 2005 10-Year U.S. Treasury Note	327,797	(2,327)
1	June 2005 2-Year U.S. Treasury Note	206,891	668
26	June 2005 5-Year U.S. Treasury Note	2,784,437	(5,388)
			$(42,369)

International

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)

Long Futures Contracts:
24	June 2005 Euro BOBL	$3,511,862	$19,445
43	June 2005 Euro Bund	6,628,514	32,231

Short Futures Contracts:
45	June 2005 10-Year U.S. Treasury Note	4,916,953	21,053
53	June 2005 5-Year U.S. Treasury Note	5,675,969	64,686
5	June 2005 British Long Gilts	1,039,752	(2,488)
			$134,927

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW Funds, Inc.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Principal Executive Officer

Date	May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Principal Executive Officer

Date	May 31, 2005

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Principal Financial Officer

Date	May 31, 2005